                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

      Corporate Flexible Premium Variable Universal Life Insurance Policies

      Issued by Nationwide Life and Annuity Insurance Company through its
                       Nationwide VL Separate Account-D.

                  The date of this prospectus is May 1, 2002.

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This prospectus contains basic information you should understand about the policies before investing - the insurance policy is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

The following underlying mutual funds are available under the policies (not all underlying mutual funds are available in every state):

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

- American Century VP International Fund: Class I
- American Century VP Value Fund: Class I

DEUTSCHE VIT FUNDS (FORMERLY, BT INSURANCE FUND TRUST)
- Small Cap Index Fund

DREYFUS
- Dreyfus Stock Index Fund, Inc.: Initial Shares

DREYFUS VARIABLE INVESTMENT FUND
- Appreciation Portfolio: Initial Shares (formerly, Capital Appreciation Portfolio)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
- VIP Equity-Income Portfolio: Service Class
- VIP Growth Portfolio: Service Class
- VIP Value Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST) ("NSAT")
- Dreyfus GVIT Mid Cap Index Fund: Class I (formerly, NSAT - Dreyfus NSAT Mid Cap Index Fund)
- Federated GVIT High Income Bond Fund: Class I* (formerly, Gartmore NSAT Emerging Markets Fund)
- Gartmore GVIT Government Bond Fund: Class I (formerly, (NSAT - Government Bond Fund)
- Gartmore GVIT Money Market Fund: Class I (formerly, Money Market Fund)
- GVIT Small Cap Value Fund: Class I (formerly, NSAT - Nationwide Small Cap Value Fund) (subadviser: The Dreyfus Corporation)
- GVIT Small Company Fund: Class I (formerly, NSAT - Nationwide Small Company Fund) (subadvisers: The Dreyfus Corporation, Gartmore Global Partners, Neuberger Berman, LLC, Strong Capital Management,
  Inc., and Waddell & Reed Investment Company)

HUNTINGTON VA FUNDS
- VA Dividend Capture Fund
- VA Growth Fund
- VA Income Equity Fund
- VA Mid Corp America Fund
- VA New Economy Fund

INVESCO VARIABLE INVESTMENT FUNDS, INC.
- INVESCO VIF Health Sciences Fund
- INVESCO VIF Small Company Growth Fund
- INVESCO VIF Utilities Fund

JANUS ASPEN SERIES
- Global Technology Portfolio: Service Shares
- International Growth Portfolio: Service Shares

J.P. MORGAN SERIES TRUST II
- J.P. Morgan Bond Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
- AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
- Oppenheimer Capital Appreciation Fund/VA: Initial Class
- Oppenheimer Global Securities Fund/VA: Initial Class
- Oppenheimer Main Street Growth & Income Fund/VA: Initial Class

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
- Core Plus Emerging Markets Debt Portfolio
- Core Plus Fixed Income Portfolio
- U.S. Real Estate Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUND ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002:

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
- Mid Cap Growth Portfolio

*These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

For general information or to obtain FREE copies of the:
- prospectus, annual report or semi-annual report for any underlying mutual fund;
- any required Nationwide forms; or
- Nationwide's privacy statement,

call:

               1-800-547-7548
        TDD    1-800-238-3035

or write:

        NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        ONE NATIONWIDE PLAZA, RR1-04-D4
        COLUMBUS, OHIO 43218-2150

Material incorporated by reference to this prospectus can be found on the SEC website at:

                                   WWW.SEC.GOV

THIS POLICY:

-  IS NOT A BANK DEPOSIT
-  IS NOT FDIC INSURED
-  IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
-  IS NOT AVAILABLE IN EVERY STATE
-  MAY GO DOWN IN VALUE

The life insurance policies offered by this prospectus are corporate flexible premium variable universal life insurance policies. They are designed for use by corporations and employers to provide life insurance coverage and the flexibility to vary the amount and frequency of premium payments. A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

The purpose of this policy is to provide life insurance protection for the beneficiary named in the policy. No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VL Separate Account-D (the "variable account") or the fixed account, depending on how premium payments are invested.

DECLINING VALUES OR NEGATIVE INVESTMENT RESULTS MAY RESULT IN REDUCTIONS IN DEATH BENEFITS, CASH VALUES, AND THE LOSS OF INSURANCE COVERAGE IF ADDITIONAL PREMIUMS ARE NOT PAID.

Investors assume certain risks when investing in the policies, including the risk of losing money.

Nationwide guarantees the death benefit for as long as the policy is in force. The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under guaranteed mortality and current expense charges, and an interest rate of 4%. The guideline level premium is calculated pursuant to the Internal Revenue Code.

MATURITY DATE- The policy anniversary on or next following the insured's 100th birthday.

NATIONWIDE- Nationwide Life and Annuity Insurance Company.

NET AMOUNT AT RISK- The death benefit minus the cash value. On a monthly anniversary date, the net amount at risk is the death benefit minus the cash value prior to subtraction of the base policy cost of insurance charge.

NET PREMIUMS- The actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

VALUATION PERIOD- Each day the New York Stock Exchange is open.

VARIABLE ACCOUNT- Nationwide VL Separate Account-D, a separate account of Nationwide Life and Annuity Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS....................................................................... 3

SUMMARY OF POLICY EXPENSES...................................................................... 5

UNDERLYING MUTUAL FUND ANNUAL EXPENSES.......................................................... 6

SYNOPSIS OF THE POLICIES........................................................................ 7
        Cash Surrender Value
        Premiums
        Taxation
        Nonparticipating Policies
        Riders
        Policy Cancellation

NATIONWIDE LIFE AND ANNUITY INSURANCE
        COMPANY................................................................................. 7
        Custodian of Assets
        Other Contracts Issued by Nationwide

NATIONWIDE INVESTMENT SERVICES CORPORATION...................................................... 8

INVESTING IN THE POLICY......................................................................... 8
        The Variable Account and Underlying Mutual Funds
        The Fixed Account

INFORMATION ABOUT THE POLICIES..................................................................10
        Minimum Requirements for Policy Issuance
        Premium Payments
        Pricing

POLICY CHARGES..................................................................................11
        Sales Load
        Tax Load
        Monthly Cost of Insurance
        Monthly Administrative Charge
        Mortality and Expense Risk Charge
        Income Tax
        Reduction of Charges

SURRENDERING THE POLICY FOR CASH................................................................12
        Surrender (Redemption)
        Cash Surrender Value
        Partial Surrenders
        Income Tax Withholding

VARIATION IN CASH VALUE.........................................................................13

POLICY PROVISIONS...............................................................................14
        Policy Owner
        Beneficiary
        Changes in Existing Insurance Coverage

OPERATION OF THE POLICY.........................................................................14
        Allocation of Net Premium and Cash Value
        How the Investment Experience is Determined
        Net Investment Factor
        Determining the Cash Value
        Transfers

RIGHT TO REVOKE.................................................................................16



POLICY LOANS....................................................................................16
        Taking a Policy Loan
        Effect on Investment Performance
        Interest
        Effect on Death Benefit and Cash Value
        Repayment

ASSIGNMENT......................................................................................17

POLICY OWNER SERVICES...........................................................................17
        Dollar Cost Averaging

DEATH BENEFIT INFORMATION.......................................................................18
        Calculation of the Death Benefit
        Changes in the Death Benefit Option
        Proceeds Payable on Death
        Incontestability
        Error in Age
        Suicide
        Maturity Proceeds

RIGHT OF CONVERSION.............................................................................21

GRACE PERIOD....................................................................................21
        Reinstatement

TAX MATTERS.....................................................................................21
        Policy Proceeds
        Withholding
        Federal Estate and Generation-Skipping
               Transfers Taxes
        Non-Resident Aliens
        Special Considerations for Corporations
        Taxation of Nationwide
        Tax Changes

STATE REGULATION................................................................................24

REPORTS TO POLICY OWNERS........................................................................25

ADVERTISING.....................................................................................25

LEGAL PROCEEDINGS...............................................................................25

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS........................................................26

REGISTRATION STATEMENT..........................................................................26

DISTRIBUTION OF THE POLICIES....................................................................26

ADDITIONAL INFORMATION ABOUT NATIONWIDE.........................................................27
        Company Management

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS..............................................30

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS.............35

APPENDIX C: PERFORMANCE SUMMARY INFORMATION.....................................................41

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are assessed for administrative, tax and sales expenses, providing life insurance protection and assuming the mortality and expense risks.

Nationwide deducts a sales load and a tax load from premium payments. The sales load is guaranteed never to exceed 5.5% of each premium payment during the first 7 policy years and 2.0% thereafter. Currently, the sales load is 3.0% of the premium payment plus 2.5% of premiums up to the target premium during the first 7 policy years, and 0% on all premiums thereafter. The tax load is approximately 3.5% of premiums for all states (see "Sales Load" and "Tax Load").

The mortality and expense risk charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the variable account. Currently, this annual effective rate will be 0.40% in policy years 1-4, 0.25% in policy years 5-20, and 0.10% thereafter.

Nationwide deducts the following charges monthly from the cash value of the policy:

-  cost of insurance;
-  cost of any additional benefits provided by riders to the policy; and
-  administrative expense charge.

Currently, the administrative expense charge is $5 per month. The administrative expense charge is guaranteed not to exceed $10 per month.

The sum of the monthly charges (cost of insurance, cost of riders, and administrative expense charge) is referred to throughout this prospectus as the "monthly deduction."

Nationwide does not deduct a surrender charge from the policy.

For more information about any policy charge, see "Policy Charges" in this prospectus.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                          after expense reimbursement)

                                                                                                      Total Mutual
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                                                                Management       Other       12b-1    Fund Expenses
                                                                   Fees        Expenses      Fees
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American Century Variable Portfolios, Inc. -
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American Century VP International Fund: Class I                     1.26%        0.00%        0.00%       1.26%
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American Century Variable Portfolios, Inc. -
American Century VP Value Fund: Class I                             0.97%        0.00%        0.00%       0.97%
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Deutsche VIT Funds - Small Cap Index Fund                           0.35%        0.10%        0.00%       0.45%
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Dreyfus Stock Index Fund, Inc.: Initial Shares                      0.25%        0.01%        0.00%       0.26%
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Dreyfus Variable Investment Fund - Appreciation
Portfolio: Initial Shares                                           0.75%        0.03%        0.00%       0.78%
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Fidelity VIP Equity-Income Portfolio: Service Class                 0.48%        0.10%        0.10%       0.68%
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Fidelity VIP Growth Portfolio: Service Class                        0.58%        0.10%        0.10%       0.78%
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Fidelity VIP Value Portfolio: Service Class                         0.58%        0.92%        0.10%       1.60%
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GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                       0.50%        0.26%        0.00%       0.76%
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GVIT Federated GVIT High Income Bond Fund: Class I                  0.75%        0.28%        0.00%       1.03%
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GVIT Gartmore GVIT Government Bond Fund: Class I                    0.50%        0.25%        0.00%       0.75%
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GVIT Gartmore GVIT Money Market Fund: Class I                       0.38%        0.25%        0.00%       0.63%
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GVIT GVIT Small Cap Value Fund: Class I                             0.86%        0.22%        0.00%       1.08%
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GVIT GVIT Small Company Fund: Class I                               0.93%        0.26%        0.00%       1.19%
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Huntington VA Funds - VA Dividend Capture Fund                      0.60%        0.40%        0.00%       1.00%
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Huntington VA Funds - VA Growth Fund                                0.60%        0.40%        0.00%       1.00%
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Huntington VA Funds - VA Income Equity Fund                         0.60%        0.40%        0.00%       1.00%
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Huntington VA Funds - VA Mid Corp America Fund                      0.60%        0.40%        0.00%       1.00%
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Huntington VA Funds - VA New Economy Fund                           0.60%        0.40%        0.00%       1.00%
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INVESCO Variable Investment Funds, Inc. -
INVESCO VIF Health Sciences Fund                                    0.75%        0.31%        0.00%       1.06%
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INVESCO Variable Investment Funds, Inc. -
INVESCO VIF Small Company Growth Fund                               0.75%        0.50%        0.00%       1.25%
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INVESCO Variable Investment Funds, Inc. -
INVESCO VIF Utilities Fund                                          0.60%        0.55%        0.00%       1.15%
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Janus Aspen Series - Global Technology Portfolio:
Service Shares                                                      0.65%        0.05%        0.25%       0.95%
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Janus Aspen Series - International Growth Portfolio:
Service Shares                                                      0.65%        0.06%        0.25%       0.96%
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J.P. Morgan Series Trust II - J.P. Morgan Bond
Portfolio                                                           0.30%        0.45%        0.00%       0.75%
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Neuberger Berman AMT Partners Portfolio                             0.82%        0.05%        0.00%       0.87%
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Oppenheimer Variable Account Funds - Oppenheimer Capital
Appreciation Fund/VA: Initial Class                                 0.64%        0.04%        0.00%       0.68%
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Oppenheimer Variable Account Funds - Oppenheimer Global
Securities Fund/VA: Initial Class                                   0.64%        0.06%        0.00%       0.70%
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Oppenheimer Variable Account Funds - Oppenheimer Main Street
Growth & Income Fund/VA: Initial Class                              0.68%        0.05%        0.00%       0.73%
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The Universal Institutional Funds, Inc. - Core Plus Emerging
Markets Debt Portfolio                                              0.80%        0.37%        0.00%       1.17%
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The Universal Institutional Funds, Inc. - Core Plus Fixed
Income Portfolio                                                    0.39%        0.31%        0.00%       0.70%
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The Universal Institutional Funds, Inc. - Mid Cap Growth
Portfolio                                                           0.41%        0.64%        0.00%       1.05%
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The Universal Institutional Funds, Inc. - U.S. Real Estate
Portfolio                                                           0.75%        0.35%        0.00%       1.10%
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The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

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                                              Management        Other       12b-1       Total Mutual
                                                 Fees         Expenses      Fees       Fund Expenses
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Deutsche VIT Funds - Small Cap Index Fund       0.35%          0.28%        0.00%          0.63%
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Fidelity VIP Value Portfolio: Service Class     0.58%          6.55%        0.10%          7.23%
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INVESCO Variable Investment Funds, Inc. -
INVESCO VIF Small Company Growth Fund           0.75%          0.54%        0.00%          1.29%
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INVESCO Variable Investment Funds, Inc. -
INVESCO VIF Utilities Fund                      0.60%          0.77%        0.00%          1.37%
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The Universal Institutional Funds, Inc. -
Core Plus Fixed Income Portfolio                0.40%          0.31%        0.00%          0.71%
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The Universal Institutional Funds, Inc. -
Mid Cap Growth Portfolio                        0.75%          0.64%        0.00%          1.39%
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The Universal Institutional Funds, Inc. -
U.S. Real Estate Portfolio                      0.80%          0.35%        0.00%          1.15%
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SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is equal to three monthly deductions. The initial premium is shown on the policy data page. Each premium payment must be at least $50.

Additional premium payments may be made at any time while the policy is in force (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

A rider may be added to the policy (availability varies by state).

Riders currently include:
      Additional Protection Rider;
      Change of Insured Rider; and
      Maturity Extension Rider.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law.

Policy owners may return the policy for any reason before the latest of:
    - 10 days after receiving the policy;

    - 45 days after signing the application; or

    - 10 days after Nationwide mails or delivers a Notice of Right of Withdrawal.

See "Right to Revoke."

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in February, 1981 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in 48 states and the District of Columbia.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide offers a wide array of investment products, including variable annuity and variable life insurance products. Each of these products has different charges, benefit features and underlying investment options. Investors are encouraged to compare and contrast the costs and benefits of the policies against those of other investment products, especially other variable annuity and variable life insurance products offered by

Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the investor's particular investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The policies are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For policies issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide Life Insurance Company, the parent of Nationwide.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VL Separate Account-D is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the separate account on May 22, 1998, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual funds chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy owner may elect to transfer all sub-account cash values to the fixed account. No transfer charge will be assessed. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the transfer.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible prior to the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund.

Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Changes within the Variable Account

Nationwide may, from time to time, create additional sub-accounts in the variable account. These sub-accounts may not be available to all policy owners. Nationwide also has the right to eliminate sub-accounts from the variable account, to combine two or more investment divisions, or to substitute a new underlying mutual fund for the underlying mutual fund in which a sub-account invests.

A substitution may become necessary if, in Nationwide's judgment, an underlying mutual fund no longer suits the purposes of the policies. This may happen due to:

- a change in laws or regulations;

- a change in the underlying mutual fund's investment objectives or restrictions;

- an underlying mutual fund no longer being available for investment; or

- some other reason.

In general, Nationwide may consider substituting an underlying mutual fund in which one of the sub-accounts invests under the following circumstances:

- if a conflict of interest arises with the underlying mutual fund's investment manager or other investors in the same underlying mutual fund;

- if the personnel of the underlying mutual fund's manager changes in a way Nationwide deems unfavorable;

- if the underlying mutual fund's manager does not control risks consistent with the underlying mutual fund's investment objectives and methods;

- if an underlying mutual fund's investment performance is unsatisfactory over a period of time compared to relevant benchmarks, taking into account the underlying mutual fund's investment objectives and methods; or

- if an underlying mutual fund's investment manager resigns or otherwise ceases to manage the underlying mutual fund's assets.

The approval of policy owners is not required for such a substitution, and policy owners have no legal right to compel such a substitution. No substitution of securities in the variable account may take place without an order from the SEC and under such requirements as it may impose.

Subject to any required regulatory approvals, Nationwide reserves the right to transfer assets of the variable account or of any of the sub-accounts to another separate account or sub-account that Nationwide determines to be associated with the class of policies to which the policy belongs, to another separate account or to another investment division.

Where permitted by law, Nationwide reserves the right to:

1) register or deregister the variable account under the Investment Company Act of 1940, subject to an order from the SEC;

2) operate the variable account as a managed separate account or any other form of organization permitted by applicable law;

3) reserve, restrict, or eliminate any voting rights of policy owners, or other persons who have voting rights through the variable account; and

4) combine the variable account with other separate accounts, subject to an order from the SEC.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks.

Under exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein is subject to the provisions of these

Acts, and Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

Premium payments will be allocated to the fixed account by election of the policy owner.

The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. It is the current practice to set crediting rates at the beginning of each calendar quarter. Nationwide guarantees that the rate will not be less than an annual effective rate of 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

The fixed account is not available for policies issued in the State of Texas.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to 6 months from the date of the surrender request.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR POLICY ISSUANCE

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include:

- the insured must be age 80 or younger;

- Nationwide may require satisfactory evidence of insurability (including a medical exam); and

- a minimum specified amount of $50,000.

PREMIUM PAYMENTS

Each premium payment must be at least $50. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

- Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk.

- Premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded.

- Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

Nationwide will send scheduled premium payment reminder notices to policy owners according to the premium mode shown on the policy data page.

PRICING

Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

- New Year's Day                       - Independence Day
- Martin Luther King, Jr. Day          - Labor Day
- Presidents' Day                      - Thanksgiving
- Good Friday                          - Christmas
- Memorial Day

Nationwide also will not price purchase payments if:

1) trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, policy value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

SALES LOAD

Nationwide deducts a sales load from each premium payment received. It is guaranteed never to exceed 5.5% of each premium payment during the first 7 policy years and 2% thereafter. Currently, the sales load is 3% of the premium payment plus 2.5% of premiums up to the target premium during the first 7 policy years, and 0% on all premiums thereafter. The target premium is a premium based upon the specified amount; it is the level annual premium amount at which the sales load is reduced on a current basis.

TAX LOAD

Nationwide deducts a tax load equal to 3.5% from all premium payments. This charge is associated with the premium taxes imposed by various state and local jurisdictions and by the federal government under Section 848 of the Internal Revenue Code. The tax load may not equal the assessment paid by Nationwide during any particular year.

MONTHLY COST OF INSURANCE

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. This deduction is charged proportionately to the cash value in each sub-account and the fixed account, unless the Policy Owner directs that deductions be assessed to particular sub-accounts.

Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners' Standard Ordinary Male Mortality Table, Age Last Birthday, aggregate as to tobacco status (except unisex in Indiana, Maryland and North Dakota). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the 1980 CSO.

The current cost of insurance rates vary by attained age, duration of coverage, and tobacco-use status. The current cost of insurance rates also vary according to the type of underwriting that applies to the insured lives and the rate class of an insured.

Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower rate than an insured in a rate class with higher mortality risks. The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the insured. On groups, Nationwide may underwrite using short-form questionnaires or abbreviated medical evaluations.

If there is an increase in the specified amount, the cost of insurance charges for the increased amount will reflect the duration since the increase, rather than the duration since the certificate was originally issued. If death benefit Option 1 is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increase in specified amount resulting from the increase, in the order of the increase.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts an administrative expense charge proportionately from the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain actual expenses related to maintenance of the policies, including accounting and record keeping, and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently, this charge is $5 per month. Nationwide may, at its sole discretion, increase this charge. However, Nationwide guarantees that this charge will never exceed $10 per month.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the mortality and expense risk charge from the variable account on a daily basis. The charge is deducted proportionally from the cash value in each sub-account. The mortality and expense risk charge compensates Nationwide for assuming risks associated with mortality and administrative costs. The charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the variable account. On a current basis, this rate will be equal to an annualized rate of 0.40% of the daily nets assets of the variable account in policy years 1-4, 0.25% in policy years 5-20, and 0.10% thereafter.

Nationwide may realize a profit from this charge. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from mortality and expense risk charges.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, monthly administrative charge, monthly cost of insurance charge, or other charges) and Nationwide may modify the cash surrender value enhancement, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to Nationwide. These charges may be reduced in certain group or sponsored arrangements made available by Nationwide (including employees of Nationwide and their families).

Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

- the number of insureds;

- the total premium expected to be paid;

- total assets under management for the policy owner;

- the nature of the relationship among individual insureds;

- the purpose for which the policies are being purchased;

- the expected persistency of individual policies; and

- any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflects differences in costs of services.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. In some cases, Nationwide may require additional documentation of a customary nature.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

CASH SURRENDER VALUE

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account, the daily crediting of interest in the fixed account, and activity in the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any indebtedness or other deductions due on that date.

Other Amounts Paid at Surrender

For policies purchased by corporations and other groups, an amount may be paid Nationwide in addition to the policy's cash value if, during a limited, specified time period, the policy is completely surrendered and the proceeds are paid directly to the corporation that was the policy owner on the date of issue. These payments will not be made from the policy, but are a separate obligation of Nationwide. This additional surrender payment may not apply to partial surrenders, or to complete surrenders for which the policy owner instructs that proceeds be paid to a party other than the policy owner as of the date of issue. An additional surrender payment may be available for certain individually owned, corporate sponsored plans.

The amount, duration, and availability of additional surrender payments made by Nationwide may vary based on a number of factors, including:

- the number of insureds;

- the nature of the relationship among individual insureds;

- the purpose for which the policies are being purchased;

- the expected persistency of the policies; and

- any other circumstances which are rationally related to an expected reduction in acquisition or administrative costs.

Nationwide will pay surrender payments that are in addition to the policy's cash value from its general account. CORPORATE PURCHASERS ARE URGED TO CONSULT THEIR TAX ADVISER ABOUT THE TAX

TREATMENT OF ADDITIONAL SURRENDER PAYMENTS. The criteria for additional surrender payments may change from time to time. Additional surrender payments will be determined in a manner not unfairly discriminatory to policy owners.

PARTIAL SURRENDERS

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

1) the minimum partial surrender is $500;

2) in order to preserve the amount of coverage initially purchased, a partial surrender may not cause the total specified amount to be reduced below the specified amount indicated on the initial application;

3) after the partial surrender, the cash surrender value is greater than $500 or an amount equal to three times the current monthly deduction, if higher; and

4) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Further, the specified amount will be reduced by an amount necessary to prevent any increase to the net amount at risk, unless the partial surrender is treated as a preferred partial surrender.

Preferred Partial Surrenders

A partial surrender is considered a preferred partial surrender if the following conditions are met:

1) the surrender occurs before the 15th policy anniversary; and

2) the surrender amount plus the amount of any previous preferred policy surrenders in that same policy year does not exceed 10% of the cash surrender value as of the beginning of the policy year.

Reduction of the Specified Amount

When a partial surrender is made, in addition to the cash value being reduced by the amount of the partial surrender, the specified amount may also be reduced (except in the case of a preferred partial surrender). The reduction to the specified amount will be made in the following order:

1) against the most recent increase in the specified amount;

2) against the next most recent increases in the specified amount in succession; and

3) against the specified amount under the original application.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax adviser.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

1) the value each year of the life insurance protection provided;

2) an amount equal to any employer-paid premiums; or

3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals:

1) the cash value on the preceding valuation period; plus

2) any net premiums applied since the previous valuation period; minus

3) any partial surrenders; plus or minus

4) any investment results; minus

5) any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while an insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured, names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

The policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

1) the request must be applied for in writing;

2) satisfactory evidence of insurability must be provided;

3) the increase must be for a minimum of $10,000;

4) the cash surrender value is sufficient to continue the policy in force for at least 3 months; and

5) age limits are the same as for a new issue.

Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary day on or next following the date Nationwide receives the request. Any such decrease will reduce insurance in the following order:

1) against insurance provided by the most recent increase;

2) against the next most recent increases successively; and

3) against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

1) reduce the specified amount below $50,000; or

2) disqualify the policy as a contract for life insurance.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account as instructed by policy owners. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums may be allocated to the sub-accounts during the period a policy owner may cancel the policy, unless a specific state requires premiums to be allocated to the GVIT Gartmore GVIT Money Market Fund: Class I or the fixed account. At the expiration of the cancellation period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus.

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period.

NET INVESTMENT FACTOR

The net investment factor for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result where:

a) is the sum of:

   1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

   2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period; and

c) is a factor representing the daily mortality and expense risk charge deducted from the variable account. Such factor is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the variable account. On a current basis, this rate will be equal to an annualized rate of 0.40% of the daily net assets of the variable account in policy years 1-4, 0.25% in policy years 5-20, and 0.10% thereafter.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares because of the deduction for mortality and expense risk charge.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event that part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 3% (for a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans"). Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

The policy owner may transfer amounts between the fixed account and the variable account without penalty, subject to the following requirements:

-  Nationwide reserves the right to limit such transfers to one per policy year;

- transfers from the fixed account must be made within 45 days after the end of an interest rate guarantee period (the period of time for which the current interest rate is guaranteed by Nationwide);

- Nationwide reserves the right to restrict the amount transferred from the fixed account to 20% of the portion of the cash value attributable to the fixed account as of the end of the prior policy year. However, if the policy owner elects in writing to transfer all of the cash value attributable to the fixed account, the restriction for five successive policy years will be 20%, 25%, 33%, 50% and 100%, respectively;

- transfers to the fixed account may not be made prior to the first policy anniversary or within 12 months subsequent to a prior transfer;

- Nationwide reserves the right to restrict the amount transferred to the fixed account to 20% of that portion of the cash value attributable to the variable account as of the close of business of the prior valuation period; and

- Nationwide reserves the right to refuse a transfer to the fixed account if the cash value attributable to the fixed account is greater than or equal to 30% of the cash value.

Transfers among sub-accounts are limited to once per valuation period.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some policy owners (or third parties acting on their behalf).

If Nationwide determines that a policy owner (or a third party acting on the policy owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified policy owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected policy owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected policy owner.

RIGHT TO REVOKE

Policy owners may return the policy for any reason before the latest of:

-  10 days after receiving the policy;

-  45 days after signing the application; or

-  10 days after Nationwide mails or delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or returned directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. The refunded policy value will reflect the deduction of any policy charges, unless otherwise required by law. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time using the policy as security. Maximum policy indebtedness is limited to 90% of the cash value in the sub-accounts plus 100% of the cash value in the fixed account plus 100% of the cash value in the policy loan account. Nationwide will not grant a loan for an amount less than $500 (unless otherwise required by state law). Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in writing. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the policy's assets are held in more than one sub-account, withdrawals from the sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount transferred from the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

The loan interest rate is guaranteed not to exceed 3.75% per year for all policy loans. On a current basis, the loan interest rate is 3.4% in policy years 1-4, 3.25% in policy years 5-20, and 3.10% thereafter.

On a current and guaranteed basis, the cash value in the policy loan account is credited with an annual effective rate of 3% in all policy years.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which Nationwide considers to be more likely to result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to the variable account or the fixed account on each policy anniversary, at the time a new loan is requested, or at the time of loan repayment. The earned interest will be allocated according to the fund allocation instructions in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value plus an amount sufficient to continue the policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime.

Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation instructions in effect at the time of the repayment. Each repayment must be at least $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the GVIT Gartmore GVIT Money Market Fund: Class I.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects the specified amount and the death benefit option. At issue, the policy owner also irrevocably elects either of the following tests qualifying the policy as life insurance under Section 7702 of the Internal Revenue Code: (1) Guideline Premium/Cash Value Corridor Test; or
(2) the Cash Value Accumulation Test.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of three death benefit options.

OPTION 1. The death benefit will be the greater of the specified amount or the applicable percentage of cash value. Under Option 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, see the illustrations in Appendix B.

OPTION 2. The death benefit will be the greater of the specified amount plus the cash value as of the date of death, or the applicable percentage of cash value and will vary directly with the investment performance.

OPTION 3. The death benefit is the greater of: (a) the applicable percentage of the cash value as of the date of death; or (b) the specified amount plus the lesser of either: (i) the maximum increase amount shown on the policy, or (ii) the amount of all premium payments and interest accrued at the Option 3 interest rate as shown in the policy, accumulated up to the date of death, less any partial surrenders and applicable interest accrued at the Option 3 interest rate as shown in the policy. Once elected, Option 3 is irrevocable.

                  GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST
                     APPLICABLE PERCENTAGE OF CASH VALUE

--------------------------------------------------------------------------------------------
  Attained        Percentage       Attained        Percentage     Attained       Percentage
     Age        of Cash Value         Age        of Cash Value       Age       of Cash Value
--------------------------------------------------------------------------------------------
    0-40             250%             60              130%           80             105%
--------------------------------------------------------------------------------------------
     41              243%             61              128%           81             105%
--------------------------------------------------------------------------------------------
     42              236%             62              126%           82             105%
--------------------------------------------------------------------------------------------
     43              229%             63              124%           83             105%
--------------------------------------------------------------------------------------------
     44              222%             64              122%           84             105%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
     45              215%             65              120%           85             105%
--------------------------------------------------------------------------------------------
     46              209%             66              119%           86             105%
--------------------------------------------------------------------------------------------
     47              203%             67              118%           87             105%
--------------------------------------------------------------------------------------------
     48              197%             68              117%           88             105%
--------------------------------------------------------------------------------------------
     49              191%             69              116%           89             105%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
     50              185%             70              115%           90             105%
--------------------------------------------------------------------------------------------
     51              178%             71              113%           91             104%
--------------------------------------------------------------------------------------------
     52              171%             72              111%           92             103%
--------------------------------------------------------------------------------------------
     53              164%             73              109%           93             102%
--------------------------------------------------------------------------------------------
     54              157%             74              107%           94             101%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
     55              150%             75              105%           95             101%
--------------------------------------------------------------------------------------------
     56              146%             76              105%           96             101%
--------------------------------------------------------------------------------------------
     57              142%             77              105%           97             101%
--------------------------------------------------------------------------------------------
     58              138%             78              105%           98             101%
--------------------------------------------------------------------------------------------
     59              134%             79              105%           99             101%
--------------------------------------------------------------------------------------------

In the event the policy owner has a substandard rating, the preceding percentages will differ.

               CASH VALUE ACCUMULATION TEST
            APPLICABLE PERCENTAGE OF CASH VALUE

-------------------------------------------------------------------------------------
  Attained      Percentage     Attained      Percentage      Attained     Percentage
     Age      of Cash Value       Age      of Cash Value        Age     of Cash Value
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                  46          274.79%           76         133.56%
-------------------------------------------------------------------------------------
                                  47          266.55%           77         132.83%
-------------------------------------------------------------------------------------
     18          667.85%          48          258.61%           78         132.18%
-------------------------------------------------------------------------------------
     19          648.73%          49          250.98%           79         131.58%
-------------------------------------------------------------------------------------
     20          630.14%          50          243.65%           80         131.04%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
     21          611.94%          51          236.59%           81         130.55%
-------------------------------------------------------------------------------------
     22          594.06%          52          229.82%           82         130.12%
-------------------------------------------------------------------------------------
     23          576.45%          53          223.34%           83         127.37%
-------------------------------------------------------------------------------------
     24          559.07%          54          217.13%           84         124.75%
-------------------------------------------------------------------------------------
     25          541.95%          55          211.19%           85         122.27%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
     26          525.08%          56          205.51%           86         119.90%
-------------------------------------------------------------------------------------
     27          508.52%          57          200.06%           87         117.63%
-------------------------------------------------------------------------------------
     28          492.32%          58          194.84%           88         115.44%
-------------------------------------------------------------------------------------
     29          476.49%          59          189.84%           89         113.31%
-------------------------------------------------------------------------------------
     30          461.08%          60          185.03%           90         112.35%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
     31          446.10%          61          180.43%           91         111.38%
-------------------------------------------------------------------------------------
     32          431.57%          62          176.02%           92         110.38%
-------------------------------------------------------------------------------------
     33          417.50%          63          171.81%           93         109.32%
-------------------------------------------------------------------------------------
     34          403.89%          64          167.80%           94         108.18%
-------------------------------------------------------------------------------------
     35          390.73%          65          163.98%           95         106.94%
-------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
  Attained      Percentage      Attained     Percentage    Attained    Percentage
     Age      of Cash Value        Age     of Cash Value      Age    of Cash Value
-----------------------------------------------------------------------------------
     36          378.03%           66         160.34%         96        105.62%
-----------------------------------------------------------------------------------
     37          365.79%           67         156.86%         97        104.27%
-----------------------------------------------------------------------------------
     38          354.01%           68         153.54%         98        102.99%
-----------------------------------------------------------------------------------
     39          342.67%           69         150.37%         99        100.00%
-----------------------------------------------------------------------------------
     40          331.77%           70         147.33%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
     41          321.30%           71         144.44%
---------------------------------------------------------
     42          311.24%           72         141.69%
---------------------------------------------------------
     43          301.57%           73         139.10%
---------------------------------------------------------
     44          292.29%           74         136.66%
---------------------------------------------------------
     45          283.37%           75         134.38%
---------------------------------------------------------

In the event the policy owner has a substandard rating, the preceding percentages will differ.

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Initial elections to Option 3 are irrevocable and cannot be changed. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary day following the date the change is approved by Nationwide.
In order for any change in the death benefit option to become effective, the cash surrender value, after a change, must be sufficient to keep the policy in force for at least three months.

Nationwide will adjust the specified amount so that the net amount at risk remains constant before and after the death benefit option change. A change in death benefit option will not be permitted if it results in the specified amount being reduced to an amount where the total premiums paid exceed the premium limit required by applicable state law to qualify the policy as a contract for life insurance.

For polices issued after the later of May 1, 2002 or the date Nationwide is authorized to issue policies with a Maximum Death Benefit within the Policy Owner's state, Nationwide reserves the right to limit the amount of insurance under any certificate to the Maximum Death Benefit. Currently, the Maximum Death Benefit is equal to the sum of the cash value and $8,000,000. The Maximum Death Benefit may be increased at Nationwide's sole discretion.

The death benefit will be calculated on the monthly anniversary and upon the death of the insured. If the calculation exceeds the Maximum Death Benefit, Nationwide reserves the right to pay to the Policy Owner a pre-death distribution to reduce the Cash Value so that the death benefit will not exceed $7,200,000 plus the cash value. If death benefit Option 3 is applicable and the accumulated premium account is greater than the Cash Value, Nationwide reserves the right to reduce the amount previously credited to the accumulated premium account to an amount equal to 90% of the Cash Value immediately before the distribution. The accumulated premium account will not become less that zero because of a pre-death distribution.

Nationwide will notify the Policy Owner that a pre-death distribution and/or a reduction in the accumulated premium account has been generated. Such notice shall be sent no later than thirty days after the event. Taxes arising from the pre-death distribution, if any, are the responsibility of the Policy Owner. Policy Owners are urged to confer with their tax advisers regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age," and "Suicide"). Also, policies to which an additional surrender payment applies at the time the death proceeds become payable may receive death proceeds in excess of the amount calculated under the Death Benefits section. The amount of additional death proceeds, if any, will be based on the amount of the additional surrender payment in effect at the time that death proceeds become payable (see "Cash Surrender Value - Other Amounts Paid at Surrender").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability,

Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

ERROR IN AGE

If the age of the insured has been misstated, the affected benefits will be adjusted. The amount of the death benefit will be (1) multiplied by (2) and then the result added to (3), where:

1) is the amount of the death benefit at the time of the insured's death reduced by the amount of the cash value at the time of the insured's death;

2) is the ratio of the monthly cost of insurance applied in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death; and

3) is the cash value at the time of the insured's death.

SUICIDE

If the insured dies by suicide, while sane or insane, within 2 years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness and less any partial surrenders. If the insured dies by suicide, while sane or insane, within 2 years from the date Nationwide accepts an application for an increase in the specified amount, Nationwide will pay no more than the death benefit associated with the initial specified amount, plus the Cost of Insurance Charges associated with the increase in specified amount.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 100th birthday. Maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

RIGHT OF CONVERSION

The policy owner may, at any time upon written request to Nationwide within 24 months of the policy date, make an irrevocable, one-time election to transfer all sub-account cash values to the fixed account. The right of conversion is subject to state availability.

GRACE PERIOD

If the cash surrender value on a monthly anniversary day is not sufficient to cover the current policy charges, a grace period will be allowed for the payment of a premium equal up to three times the current monthly deduction. Nationwide will send the policy owner a notice at the start of the grace period, at the address in the application or another address specified by the policy owner, stating the amount of premium required. The grace period will end 61 days after the day the notice is mailed. If sufficient premium is not received by Nationwide by the end of the grace period, the policy will lapse without value. If death proceeds become payable during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

1) submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

2) providing evidence of insurability satisfactory to Nationwide;

3) paying sufficient premium to cover all policy charges that were due and unpaid during the grace period;

4) paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

5) paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the cash value at the end of the grace period.

Unless the policy owner has provided otherwise, all amounts will be allocated based on the underlying mutual fund allocation instructions in effect at the start of the grace period.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are generally excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code. However, if the policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies").

As a general rule, distributions from a life insurance policy (other than a modified endowment contract) during the life of the insured are treated as the non-taxable return of premium, to the extent of premiums previously paid. For this purpose, dividends that are used to purchase riders are treated as distributions; dividends that are used to purchase paid-up additions or to reduce premiums are not treated as distributions. Aggregate amounts distributed in excess of aggregate premiums paid are generally treated as taxable ordinary income. A loan from a life insurance policy that is not a modified endowment contract generally is not treated as a taxable distribution. However, if the total loan is not repaid and is forgiven (such as if the life insurance policy lapses or is surrendered), then the amount of the outstanding loan balance is treated as a distribution to the policy owner and may be treated as ordinary income in whole or in part.

The Internal Revenue Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals). Under these special rules, such transactions are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual," as that term is defined in the Internal Revenue Code, are treated as death proceeds and are subject to the death benefit rules of Section 101 of the Internal Revenue Code described above.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment, or may become subject to a new 7 year testing period as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts, such as the variable account, be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed to be the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a life insurance policy (including a modified endowment contract) are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the income that is distributed. The mandatory backup withholding may arise if no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2002, an estate of less than $1,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in such insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy. Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability. The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisers regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes, any such distributions may be subject to back-up withholding at the statutory rate if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

SPECIAL CONSIDERATIONS FOR CORPORATIONS

Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

DUE TO THE COMPLEXITY OF THESE RULES, AND BECAUSE THEY ARE AFFECTED BY THE FACTS AND CIRCUMSTANCES OF THE INSURED, THE INSURED SHOULD CONSULT WITH LEGAL AND TAX COUNSEL AND OTHER COMPETENT ADVISERS REGARDING THESE MATTERS.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. These cases are in various stages of the appellate process. Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation's intended use of the policy. (For examples see, Winn-Dixie Stores, Inc. v. Commissioner of Internal Revenue (11th Cir., 2001); American Elec. Power, Inc. v. United States (S.D. Ohio 2001); and IRS v. CM Holdings, Inc. (D. Del. 2000)).

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, you should consult your independent legal, tax and/or financial adviser.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

- an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

- annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the 1940 Act for the variable account; and

- statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.


In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide's parent company, Nationwide Life Insurance Company ("Nationwide Life"), was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide Life which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide Life was a fiduciary under ERISA and that Nationwide Life breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide Life; and that Nationwide Life violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by Nationwide Life and other unspecified compensatory damages. On November 15, 2001, Nationwide Life filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide Life's motion to dismiss the amended complaint. On February 22, 2002, Nationwide Life filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide Life intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of Nationwide VL Separate Account - D and Nationwide Life and Annuity Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


REGISTRATION STATEMENT

Nationwide has filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the policies discussed in this prospectus. However, the prospectus does not contain all the information included in the registration statement. The registration statement may also contain amendments and exhibits that are not included in the prospectus. The prospectus is meant to be a summary and explanation of the policy, which is the legal binding instrument for the policies. Please refer to the policy for additional information.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NISC. NISC was organized as an Oklahoma corporation on March 19, 1974. NISC is a wholly owned subsidiary of Nationwide Life Insurance Company and a member of the NASD.

NISC serves as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

-  Nationwide VLI Separate Account-2;
-  Nationwide VLI Separate Account-3;
-  Nationwide VLI Separate Account-4;
-  Nationwide VLI Separate Account-5;
-  Nationwide Multi-Flex Variable Account;
-  Nationwide Variable Account;
-  Nationwide Variable Account-II;
-  Nationwide Variable Account-4;
-  Nationwide Variable Account-5;
-  Nationwide Variable Account-6;
-  Nationwide Variable Account-7;
-  Nationwide Variable Account-8;
-  Nationwide Variable Account-9;
-  Nationwide Variable Account-10;
-  Nationwide VA Separate Account-A;
-  Nationwide VA Separate Account-B;
-  Nationwide VA Separate Account-C;
-  Nationwide VL Separate Account-B;
-  Nationwide VL Separate Account-C; and
-  Nationwide VL Separate Account-D.

First year commission payments made by Nationwide on the sale of these policies distributed by NISC will not exceed 55% of target premium plus 8% of any excess premium payments in year one and 25% of target premium plus 5% on the excess premium in years two through four. Gross renewal commissions paid at the beginning of policy year five and beyond by Nationwide will not exceed greater of 5% of target premium plus 5% on the excess premium or an annual effective rate of 0.20%, paid quarterly, of the cash value as of the end of the prior quarter. For single premium modified endowment contracts issued on or after May 1, 1999, gross renewal commissions paid at the beginning of policy year two and beyond will not exceed an annual rate of 0.20%, paid quarterly, of the cash value as of the end of the prior quarter. Expense allowances may be available.

No underwriting commissions have been paid by Nationwide to NISC.

NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

The following is a list of Directors and Officers of NISC.

Joseph J. Gasper, Director and Chairman of the Board
Richard A. Karas, Director and Vice Chairman
Mark A. Thresher, Director and Senior Vice President and Treasurer
Duane C. Meek, President
Robert A. Oakley, Executive Vice President-Chief Financial Officer
Robert J. Woodward, Jr., Executive Vice President-Chief Investment Officer Barbara J. Shane, Vice President-Compliance Officer
Alan A. Todryk, Vice President-Taxation
Carol L. Dove, Associate Vice President-Treasury Services and Assistant
  Treasurer
Glenn W. Soden, Associate Vice President and Secretary
John F. Delaloye, Assistant Secretary
E. Gary Berndt, Assistant Treasurer
Terry C. Smetzer, Assistant Treasurer
The business address of the Directors and Officers listed above is One Nationwide Plaza, Columbus, Ohio 43215

ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the following separate accounts, each of which is a registered investment company:

-  Nationwide VL Separate Account-B;
-  Nationwide VL Separate Account-C;
-  Nationwide VL Separate Account-D;
-  Nationwide VA Separate Account-A;
-  Nationwide VA Separate Account-B;
-  Nationwide VA Separate Account-C; and
-  Nationwide VA Separate Account-D.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.

COMPANY MANAGEMENT

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide Life Insurance Company. Nationwide Life and Annuity Insurance Company is a wholly-owned subsidiary of Nationwide Life Insurance Company. NFS serves as a holding company for other financial institutions.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. The business address of the directors and officers listed below is One Nationwide Plaza, Columbus, Ohio 43215.

W. G. JURGENSEN has been Chief Executive Officer of Nationwide since August 2000, Chief Executive Officer-Elect from May to August 2000 and a Director of Nationwide since May 2000. Previously, he was Executive Vice President of Bank One Corporation from 1998 to 2000. Mr. Jurgensen was Executive Vice President of First Chicago NBD Corporation and Chairman of FCC National Bank from 1996 to 1998. Mr. Jurgensen has been with Nationwide for 2 years.

JOSEPH J. GASPER has been President and Chief Operating Officer and a Director of Nationwide since April 1996. Previously, he was Executive Vice President-Property and Casualty Operations of Nationwide from April 1995 to April 1996. He was Senior Vice President-Property and Casualty Operations of Nationwide from September 1993 to April 1995. Prior to that time, Mr. Gasper held various management positions with the Nationwide companies. Mr. Gasper has been with Nationwide for 35 years.

GALEN R. BARNES has been a Director of Nationwide since May 2001. He served as President of Nationwide Insurance Enterprise from April 1996 to April 1999. He was Director and Vice Chairman of the Wausau Insurance Companies, a Nationwide affiliate, from September 1996 to December 1998; and Director, President and Chief Operating Officer from May 1993 to September 1996. Mr. Barnes was Senior Vice President of Nationwide from May 1993 to April 1996. Prior to that time, Mr. Barnes held several positions within Nationwide. Mr. Barnes has been with Nationwide for 25 years.

RICHARD D. HEADLEY has been Executive Vice President of Nationwide since July 2000. Previously, he was Executive Vice President-Chief Information Technology Officer of Nationwide from August 1999 to August 2000, and Senior Vice President-Chief Information Technology Officer of Nationwide from October 1997 to May 1999. Prior to that time, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. Mr. Headley has been with Nationwide for 4 years.

MICHAEL S. HELFER has been Executive Vice President-Corporate Strategy of Nationwide since August 2000. He has been a Director of Nationwide since May 2001. Prior to that time, Mr. Helfer was a partner with Wilmer, Cutler and Pickering from 1978 to October 2000. Mr. Helfer has been with Nationwide for 2 years.

DONNA A. JAMES has been Executive Vice President-Chief Administrative Officer of Nationwide since July 2000 and a Director of Nationwide since May 2001. Ms. James was Senior Vice President-Chief Human Resources Officer from May 1999 to July 2000 and Senior Vice President-Human Resources of Nationwide from December 1997 to May 1999. Previously, she was Vice President-Human Resources of Nationwide from July 1996 to December 1997. Previously, Ms. James was Vice President-Assistant to the CEO of Nationwide from March 1996 to July 1996 and Associate Vice President-Assistant to the CEO from May 1994 to March 1996. Prior to that time, Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 20 years.

MICHAEL C. KELLER has been Executive Vice President-Chief Information Officer of Nationwide since June 2001. Prior to that time, Mr. Keller was Senior Vice President of Bank One from January 1998 to June 2001, and held various management positions with IBM from July 1982 to December 1997. Mr. Keller has been with Nationwide for 1 year.

ROBERT A. OAKLEY has been Executive Vice President-Chief Financial Officer of Nationwide since April 1995 and a Director of Nationwide since May 2001. Previously, he was Senior Vice President-Chief Financial Officer of Nationwide from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 26 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President-Chief Investment Officer of Nationwide since August 1995 and a Director of Nationwide since May 2001. Previously, he was Senior Vice President-Fixed Income Investments of Nationwide from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 37 years.

JOHN R. COOK, JR. has been Senior Vice President-Chief Communications Officer of Nationwide since May 1997. Previously, Mr. Cook was Senior Vice President-Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 5 years.

DAVID A. DIAMOND has been Senior Vice President-Corporate Strategy since December 2000. Previously, he was Senior Vice President-Corporate Controller of Nationwide from August 1999 to December 2000. He was Vice President-Controller of Nationwide from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 13 years.

PHILIP C. GATH has been Senior Vice President-Chief Actuary-Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President-Product
Manager-Individual Variable Annuity from July 1997 to May 1998, and Vice President-Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 33 years.

PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary of Nationwide since April 2000, and was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999. Ms. Hatler has been with Nationwide for 3 years.

DAVID K. HOLLINGSWORTH has been Senior Vice President-President Nationwide Insurance Sales since August 2001. Mr. Hollingsworth has been with Nationwide for 12 years.

DAVID R. JAHN has been Senior Vice President-Product Management since November 2000. Mr. Jahn has been with Nationwide for 30 years.

RICHARD A. KARAS has been Senior Vice President-Sales-Financial Services of Nationwide since March 1993. Previously, he was Vice President-Sales-Financial Services of Nationwide from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 37 years.

GREGORY S. LASHUTKA has been Senior Vice President-Corporate Relations of Nationwide since January 2000. Prior to that time, he was Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. Mr. Lashutka has been with Nationwide for 2 years.

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President-Fixed Income Securities since April 1998. Prior to joining Nationwide, he was Vice President-Managing Director of Massachusetts Life Insurance Company. Mr. McCausland has been with Nationwide for 5 years.

ROBERT H. MCNAGHTEN has been Senior Vice President-Real Estate Investments since November 2001. Prior to joining Nationwide in 1987 he was Executive Vice President with Buckeye Federal Savings & Loan. Mr. McNaghten has been with Nationwide for 15 years.

MICHAEL D. MILLER has been Senior Vice President-NI Finance since May 2001. Prior to joining Nationwide in 1985 he was P/C Accounting Manager with Celina Group. Mr. Miller has been with Nationwide for 17 years.

BRIAN W. NOCCO has been Senior Vice President and Treasurer of Nationwide since April 2001. Prior to that time, he was Executive Vice President of Imperial Bank and subsidiaries from May 1998 to June 2001. He was Senior Vice President-Chief Compliance Officer with The Chubb Corporation from 1994 to 1998 and Treasurer and Vice President-Finance of Continental Bank Corporation from 1986 to 1994. From 1974 to 1986 he held management positions in several companies. Mr. Nocco has been with Nationwide for 1 year.

MARK D. PHELAN has been Senior Vice President-Technology and Operations of Nationwide since December 2000. Prior to that time, he was Executive Vice President of Check Free Corporation from October 1992 to November 1997, Sales Vice President of AT&T Corporation from February 1982 to November 1992, and Operations Manager with IBM Corporation from April 1977 to February 1982. Mr. Phelan has been with Nationwide for 2 years.

DOUGLAS C. ROBINETTE has been Senior Vice President-Claims since November 2000. Prior to joining Nationwide, he was a CPA with KPMG LLP. Mr. Robinette has been with Nationwide for 15 years.

JOHN S. SKUBIK has been Senior Vice President-Strategic Initiatives since November 2001. Prior to joining Nationwide in 2001, Mr. Skubik was an Executive Vice President with Bank One.

MARK R. THRESHER has been Senior Vice President-Finance-Nationwide Financial since May 1999. Previously, he was Vice President-Controller of Nationwide from August 1996 to May 1999. He was Vice President and Treasurer of Nationwide from June 1996 to August 1996. Prior to that time, Mr. Thresher served as a partner with KPMG LLP from July 1988 to May 1996. Mr. Thresher has been with Nationwide for 6 years.

RICHARD M. WAGGONER has been Senior Vice President-Operations since August 1999. Mr. Waggoner has been with Nationwide for 18 years.

SUSAN A. WOLKEN has been Senior Vice President-Product Management and Nationwide Financial Marketing since May 1999. Previously, she was Senior Vice President-Life Company Operations of Nationwide from June 1997 to May 1999. She was Senior Vice President-Enterprise Administration of Nationwide from July 1996 to June 1997. Prior to that time, she was Senior Vice President-Human Resources of Nationwide from April 1995 to July 1996, Vice President-Human Resources of Nationwide from September 1993 to April 1995, and Vice President-Individual Life and Health Operations from September 1993 to April 1995. Ms. Wolken has been with Nationwide for 27 years.

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc. ("American Century").

   AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund managers intend to keep the Fund essentially fully invested regardless of the movement of the market generally.

   AMERICAN CENTURY VP VALUE FUND: CLASS I Investment Objective: Long-term capital growth; income is a secondary objective. The managers look for companies whose stock prices are less than they believe the company is worth. The managers attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total assets in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the Fund may invest a portion of its assets in equity securities, including common and preferred stock, convertible preferred stock and convertible debt securities.

DEUTSCHE VIT FUNDS
Deutsche VIT Funds (the "Trust") is an open-end management investment company currently offering shares in the Funds listed below. Shares are available only through the purchase of certain variable annuity and variable life insurance contracts issued by various insurance companies. Deutsche Asset Management, Inc. is the funds' investment adviser.

   SMALL CAP INDEX FUND
   Investment Objective: To replicate as closely as possible the performance of the Russell 2000 Small Stock Index.

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

   Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager.

   APPRECIATION PORTFOLIO: INITIAL SHARES
   Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity

Management & Research Company ("FMR") is the manager for VIP and its portfolios.

   VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
   Investment Objective: Reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. Normally invests at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

   VIP GROWTH PORTFOLIO: SERVICE CLASS
   Investment Objective: Capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).

   VIP VALUE PORTFOLIO: SERVICE CLASS
   Investment Objective: Capital appreciation. This Portfolio seeks to meet its objective by investing primarily in common stocks of both domestic and foreign companies that FMR believes are undervalued in the marketplace in relation to factors such as assets, earnings, growth potential or cash flow, in relation to securities of other companies in the same industry.

GARTMORE VARIABLE INSURANCE TRUST
Gartmore Variable Insurance Trust ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

   DREYFUS GVIT MID CAP INDEX FUND: CLASS I
   Subadviser: The Dreyfus Corporation Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

   FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
   Subadviser: Federated Investment Counseling Investment Objective: To provide high current income. Under normal conditions, the Fund invests at least 80% of the Fund's net assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

   GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
   Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

   GARTMORE GVIT MONEY MARKET FUND: CLASS I
   Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

   GVIT SMALL CAP VALUE FUND: CLASS I
   Subadviser: The Dreyfus Corporation Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

   GVIT SMALL COMPANY FUND: CLASS I
   Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

HUNTINGTON VA FUNDS
Huntington VA Funds is a trust organized as a Massachusetts business trust established exclusively for the purpose of providing investment vehicles for variable annuity contracts and variable life insurance policies offered by the separate accounts of insurance companies.

   VA DIVIDEND CAPTURE FUND
   Investment Objective: Total return on investment, with dividend income as an important component of that return.

   VA GROWTH FUND
   Investment Objective: Long term capital appreciation through investing in equity securities.

   VA INCOME EQUITY FUND
   Investment Objective: High current income and moderate appreciation of capital primarily through investment income -producing equity securities.

   VA MID CORP AMERICA FUND
   Investment Objective: Long term capital appreciation by investing primarily in equity securities of companies that are either included in the Russell 3000(R)Index or have a market capitalization within the range of such included companies.

   VA NEW ECONOMY FUND
   Investment Objective: Capital appreciation by investing primarily in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies.

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO Variable Investment Funds, Inc., a Maryland Corporation, is an open-end management investment company that offers shares of common stock of ten diversified investment portfolios. The Company's shares are not offered directly to the public, but are sold exclusively to life insurance companies as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of participating insurance companies.

   INVESCO VIF HEALTH SCIENCES FUND
   Investment Objective: Capital appreciation. The Fund normally invests at least 80% of its total assets in equity securities of companies that develop, produce, or distribute products or services related to health care. INVESCO Funds Group, Inc. is the Fund's investment adviser.


   INVESCO VIF SMALL COMPANY GROWTH FUND
   Investment Objective: Long-term capital growth. The Fund invests primarily in equity securities of small-capitalization U.S. companies traded "over-the-counter." INVESCO Funds Group, Inc. is the Fund's investment adviser.

   INVESCO VIF UTILITIES FUND
   Investment Objective: Capital appreciation and income. The assets of the Fund are invested primarily in equity securities of companies principally engaged in business as public utilities. INVESCO Funds Group, Inc. is the Fund's investment adviser.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

   GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
   Investment Objective: Long-term growth of capital. Under normal circumstances, the portfolio invests at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

   INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
   Investment Objective: Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

J.P. MORGAN SERIES TRUST II
J.P. Morgan Series Trust II, a Delaware business trust, is an open-end diversified management investment company established to provide for the investment of assets of separate accounts of life insurance companies and of qualified pension and retirement plans outside of the separate account context. J.P. Morgan Series Trust II is managed by J.P. Morgan Investment Management Inc. ("Morgan").

   J.P. MORGAN BOND PORTFOLIO
   Investment Objective: To provide high total return consistent with moderate risk of capital maintenance of liquidity. The Portfolio seeks to meet its objectives by investing primarily in fixed income securities including U.S. government and agency securities, corporate bonds, private placements, asset-backed and mortgage-backed securities that Morgan believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions, Morgan will keep the Portfolio's duration within one year of that of the Salomon Smith Barney Investment Grade Bond Index (currently about 5 years). The Portfolio may invest up to 20% of its assets in debt securities denominated in foreign currencies, and may invest without limitation in U.S. dollar-denominated securities of foreign issuers.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
   Neuberger Berman AMT is an open-end, diversified management investment company that offers its Portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the Portfolios invested through a two-tier master/feeder structure, whereby each Portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the Portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

   AMT PARTNERS PORTFOLIO
   Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

   OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
   Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

   OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
   Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

   OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA: INITIAL CLASS
   Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

   CORE PLUS EMERGING MARKETS DEBT PORTFOLIO
   Investment Objective: High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

   CORE PLUS FIXED INCOME PORTFOLIO
   Investment Objective: Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years. Morgan Stanley Investment Management Inc. is the Portfolio's investment adviser.

   MID CAP GROWTH PORTFOLIO
   Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of U.S. mid cap companies and, to a limited extent, foreign companies. The adviser selects issues from a universe comprised of mid-cap companies, most with market capitalizations of generally less than $35 billion Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

   U.S. REAL ESTATE PORTFOLIO
   Investment Objective: Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

APPENDIX B: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES,
AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. The illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks. The guaranteed mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.75% of the daily net assets value of the variable account. The current mortality and expense risk charges for policy years one through four are equivalent to an annual effective rate of 0.40% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years five through twenty are equivalent to an annual effective rate of 0.25% of the daily net assets of the variable account. The current mortality and expense risk charges for policy years twenty-one and beyond are equivalent to an annual effective rate of 0.10% of the daily net assets of the variable account. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.95% of the daily net assets of the variable account. This effective rate is based on the average of the fund expenses, after expense reimbursement, for all underlying mutual fund options available under the policy as of February 12, 2002. Some underlying mutual funds are subject to fee waivers and expense reimbursements. Absent fee waivers and expense reimbursements, the annual effective rate would have been 1.14%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Considering current charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.55%, 4.45% and 10.45% for policy years one through four, and rates of -1.40%, 4.60% and 10.60%, for policy years five through twenty, and rates of -1.25%, 4.75% and 10.75%, for policy years twenty-one and beyond. Considering guaranteed charges for mortality and expense risks and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.90%, 4.10% and 10.10%, for all policy years.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The illustrations also reflect the fact that Nationwide deducts a sales load from each premium payment received guaranteed not to exceed 5.5% of each premium payment for the first seven policy years and 2% thereafter. On a current basis, the sales load is 3.0% of premium payments plus 2.5% of premiums up to the target premium during the first seven policy years, and 0% of all premiums thereafter. Nationwide also deducts a tax expense charge of 3.5%, both current and guaranteed, from all premium payments. The illustrations also reflect the fact that Nationwide deducts a charge for state premium taxes at a rate of 2.25% and for federal tax at a rate of 1.25% (imposed under Section 848 of the Internal Revenue Code) of all premium payments.

In addition, the illustrations reflect the fact that Nationwide deducts a monthly administrative charge at the beginning of each policy month. This monthly administrative expense charge is currently $5 per month and guaranteed not to exceed $10. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, smoking classification, rating classification and premium payment requested.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 1
                                 CURRENT VALUES

                                                 0% HYPOTHETICAL GROSS INVESTMENT RETURN

                       PREMIUMS
                      PAID PLUS                                 CASH
    POLICY             INTEREST             CASH              SURRENDER               DEATH
     YEAR               AT 5%               VALUE               VALUE                BENEFIT
       1              105,000             87,920              87,920               1,703,050
       2              215,250             174,384             174,384              1,703,050
       3              331,013             259,748             259,748              1,703,050
       4              452,563             343,978             343,978              1,703,050
       5              580,191             427,666             427,666              1,703,050
       6              714,201             510,299             510,299              1,703,050
       7              854,911             591,945             591,945              1,703,050
       8              897,656             580,592             580,592              1,703,050
       9              942,539             568,981             568,981              1,703,050
      10              989,666             557,063             557,063              1,703,050
      11             1,039,150            544,826             544,826              1,703,050
      12             1,091,107            532,224             532,224              1,703,050
      13             1,145,662            519,240             519,240              1,703,050
      14             1,202,945            505,826             505,826              1,703,050
      15             1,263,093            491,795             491,795              1,703,050
      16             1,326,247            477,047             477,047              1,703,050
      17             1,392,560            461,464             461,464              1,703,050
      18             1,462,188            444,876             444,876              1,703,050
      19             1,535,297            427,100             427,100              1,703,050
      20             1,612,062            407,962             407,962              1,703,050
      21             1,692,665            389,441             389,441              1,703,050
      22             1,777,298            370,913             370,913              1,703,050
      23             1,866,163            351,249             351,249              1,703,050
      24             1,959,471            329,926             329,926              1,703,050
      25             2,057,445            306,734             306,734              1,703,050
      26             2,160,317            281,415             281,415              1,703,050
      27             2,268,333            253,722             253,722              1,703,050
      28             2,381,750            223,335             223,335              1,703,050
      29             2,500,837            189,856             189,856              1,703,050
      30             2,625,879            152,811             152,811              1,703,050


                                                 6% HYPOTHETICAL GROSS INVESTMENT RETURN
                       PREMIUMS
                      PAID PLUS                                CASH
    POLICY             INTEREST            CASH             SURRENDER
     YEAR               AT 5%              VALUE              VALUE            DEATH BENEFIT
       1              105,000            93,355              93,355             1,703,050
       2              215,250            190,775            190,775             1,703,050
       3              331,013            292,810            292,810             1,703,050
       4              452,563            399,647            399,647             1,703,050
       5              580,191            512,234            512,234             1,703,050
       6              714,201            630,284            630,284             1,703,050
       7              854,911            754,006            754,006             1,783,876
       8              897,656            786,173            786,173             1,806,779
       9              942,539            819,600            819,600             1,830,432
      10              989,666            854,316            854,316             1,854,922
      11             1,039,150           890,389            890,389             1,880,358
      12             1,091,107           927,858            927,858             1,906,751
      13             1,145,662           966,794            966,794             1,934,139
      14             1,202,945          1,007,247          1,007,247            1,962,507
      15             1,263,093          1,049,165          1,049,165            1,991,644
      16             1,326,247          1,092,569          1,092,569            2,021,547
      17             1,392,560          1,137,479          1,137,479            2,052,255
      18             1,462,188          1,183,884          1,183,884            2,083,808
      19             1,535,297          1,231,775          1,231,775            2,116,266
      20             1,612,062          1,281,163          1,281,163            2,149,712
      21             1,692,665          1,335,080          1,335,080            2,189,169
      22             1,777,298          1,391,824          1,391,824            2,231,540
      23             1,866,163          1,450,839          1,450,839            2,275,769
      24             1,959,471          1,511,978          1,511,978            2,321,477
      25             2,057,445          1,575,303          1,575,303            2,368,672
      26             2,160,317          1,640,871          1,640,871            2,417,445
      27             2,268,333          1,708,763          1,708,763            2,468,012
      28             2,381,750          1,779,046          1,779,046            2,520,644
      29             2,500,837          1,851,766          1,851,766            2,575,647
      30             2,625,879          1,926,963          1,926,963            2,633,304





                                                   12% HYPOTHETICAL GROSS INVESTMENT RETURN
                       PREMIUMS
                      PAID PLUS                                     CASH
    POLICY             INTEREST                CASH              SURRENDER              DEATH
     YEAR               AT 5%                  VALUE               VALUE               BENEFIT
       1              105,000                98,792               98,792             1,703,050
       2              215,250                207,822             207,822             1,703,050
       3              331,013                328,568             328,568             1,703,050
       4              452,563                462,273             462,273             1,703,050
       5              580,191                611,221             611,221             1,703,050
       6              714,201                776,144             776,144             1,891,000
       7              854,911                957,885             957,885             2,266,226
       8              897,656               1,055,825           1,055,825            2,426,493
       9              942,539               1,163,623           1,163,623            2,598,747
      10              989,666               1,282,231           1,282,231            2,784,027
      11             1,039,150              1,412,750           1,412,750            2,983,501
      12             1,091,107              1,556,345           1,556,345            3,198,293
      13             1,145,662              1,714,340           1,714,340            3,429,658
      14             1,202,945              1,888,160           1,888,160            3,678,865
      15             1,263,093              2,079,151           2,079,151            3,946,882
      16             1,326,247              2,288,924           2,288,924            4,235,123
      17             1,392,560              2,519,218           2,519,218            4,545,206
      18             1,462,188              2,771,862           2,771,862            4,878,880
      19             1,535,297              3,048,836           3,048,836            5,238,087
      20             1,612,062              3,352,331           3,352,331            5,625,005
      21             1,692,665              3,693,065           3,693,065            6,055,623
      22             1,777,298              4,070,061           4,070,061            6,525,612
      23             1,866,163              4,485,103           4,485,103            7,035,280
      24             1,959,471              4,941,231           4,941,231            7,586,724
      25             2,057,445              5,442,399           5,442,399            8,183,350
      26             2,160,317              5,992,897           5,992,897            8,829,151
      27             2,268,333              6,597,513           6,597,513            9,528,963
      28             2,381,750              7,261,413           7,261,413           10,288,346
      29             2,500,837              7,990,163           7,990,163           11,113,628
      30             2,625,879              8,789,779           8,789,779           12,011,731


   (1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

   (2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.

   (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 1
                               GUARANTEED VALUES



                                                0% HYPOTHETICAL GROSS INVESTMENT RETURN
                       PREMIUMS
                      PAID PLUS                                 CASH
    POLICY             INTEREST             CASH              SURRENDER               DEATH
     YEAR               AT 5%               VALUE               VALUE                BENEFIT
       1              105,000             85,848              85,848               1,703,050
       2              215,250             169,969             169,969              1,703,050
       3              331,013             252,724             252,724              1,703,050
       4              452,563             334,088             334,088              1,703,050
       5              580,191             414,015             414,015              1,703,050
       6              714,201             492,524             492,524              1,703,050
       7              854,911             569,690             569,690              1,703,050
       8              897,656             555,729             555,729              1,703,050
       9              942,539             541,594             541,594              1,703,050
      10              989,666             527,231             527,231              1,703,050
      11             1,039,150            512,629             512,629              1,703,050
      12             1,091,107            497,740             497,740              1,703,050
      13             1,145,662            482,545             482,545              1,703,050
      14             1,202,945            466,995             466,995              1,703,050
      15             1,263,093            450,895             450,895              1,703,050
      16             1,326,247            434,145             434,145              1,703,050
      17             1,392,560            416,622             416,622              1,703,050
      18             1,462,188            398,153             398,153              1,703,050
      19             1,535,297            378,550             378,550              1,703,050
      20             1,612,062            357,636             357,636              1,703,050
      21             1,692,665            336,850             336,850              1,703,050
      22             1,777,298            316,189             316,189              1,703,050
      23             1,866,163            294,482             294,482              1,703,050
      24             1,959,471            271,192             271,192              1,703,050
      25             2,057,445            246,107             246,107              1,703,050
      26             2,160,317            218,968             218,968              1,703,050
      27             2,268,333            189,531             189,531              1,703,050
      28             2,381,750            157,479             157,479              1,703,050
      29             2,500,837            122,412             122,412              1,703,050
      30             2,625,879            83,861              83,861               1,703,050




                                              6% HYPOTHETICAL GROSS INVESTMENT RETURN
                       PREMIUMS
                      PAID PLUS                                 CASH
    POLICY             INTEREST             CASH             SURRENDER
     YEAR               AT 5%               VALUE              VALUE            DEATH BENEFIT
       1              105,000             91,159              91,159             1,703,050
       2              215,250             185,945            185,945             1,703,050
       3              331,013             284,873            284,873             1,703,050
       4              452,563             388,089            388,089             1,703,050
       5              580,191             495,732            495,732             1,703,050
       6              714,201             608,022            608,022             1,703,050
       7              854,911             725,242            725,242             1,715,825
       8              897,656             752,391            752,391             1,729,143
       9              942,539             780,477            780,477             1,743,059
      10              989,666             809,505            809,505             1,757,626
      11             1,039,150            839,509            839,509             1,772,907
      12             1,091,107            870,506            870,506             1,788,891
      13             1,145,662            902,544            902,544             1,805,602
      14             1,202,945            935,654            935,654             1,823,014
      15             1,263,093            969,766            969,766             1,840,921
      16             1,326,247           1,004,886          1,004,886            1,859,309
      17             1,392,560           1,041,011          1,041,011            1,878,206
      18             1,462,188           1,078,116          1,078,116            1,897,641
      19             1,535,297           1,116,174          1,116,174            1,917,656
      20             1,612,062           1,155,178          1,155,178            1,938,318
      21             1,692,665           1,196,047          1,196,047            1,961,192
      22             1,777,298           1,238,858          1,238,858            1,986,287
      23             1,866,163           1,283,077          1,283,077            2,012,619
      24             1,959,471           1,328,541          1,328,541            2,039,831
      25             2,057,445           1,375,276          1,375,276            2,067,906
      26             2,160,317           1,423,300          1,423,300            2,096,904
      27             2,268,333           1,472,652          1,472,652            2,126,990
      28             2,381,750           1,523,356          1,523,356            2,158,370
      29             2,500,837           1,575,421          1,575,421            2,191,274
      30             2,625,879           1,628,845          1,628,845            2,225,909




                                                12% HYPOTHETICAL GROSS INVESTMENT RETURN
                       PREMIUMS
                      PAID PLUS                                    CASH
    POLICY             INTEREST               CASH              SURRENDER              DEATH
     YEAR               AT 5%                 VALUE               VALUE               BENEFIT
       1              105,000               96,473               96,473             1,703,050
       2              215,250               202,562             202,562             1,703,050
       3              331,013               319,641             319,641             1,703,050
       4              452,563               448,830             448,830             1,703,050
       5              580,191               591,362             591,362             1,703,050
       6              714,201               748,549             748,549             1,823,768
       7              854,911               920,937             920,937             2,178,814
       8              897,656              1,010,099           1,010,099            2,321,407
       9              942,539              1,107,745           1,107,745            2,473,952
      10              989,666              1,214,644           1,214,644            2,637,279
      11             1,039,150             1,331,690           1,331,690            2,812,315
      12             1,091,107             1,459,818           1,459,818            2,999,931
      13             1,145,662             1,600,093           1,600,093            3,201,099
      14             1,202,945             1,753,648           1,753,648            3,416,783
      15             1,263,093             1,921,520           1,921,520            3,647,648
      16             1,326,247             2,104,968           2,104,968            3,894,755
      17             1,392,560             2,305,342           2,305,342            4,159,327
      18             1,462,188             2,524,041           2,524,041            4,442,680
      19             1,535,297             2,762,577           2,762,577            4,746,277
      20             1,612,062             3,022,614           3,022,614            5,071,761
      21             1,692,665             3,308,518           3,308,518            5,425,070
      22             1,777,298             3,622,915           3,622,915            5,808,693
      23             1,866,163             3,966,801           3,966,801            6,222,277
      24             1,959,471             4,342,241           4,342,241            6,667,039
      25             2,057,445             4,752,038           4,752,038            7,145,303
      26             2,160,317             5,199,208           5,199,208            7,659,833
      27             2,268,333             5,687,107           5,687,107            8,214,041
      28             2,381,750             6,219,325           6,219,325            8,811,861
      29             2,500,837             6,799,682           6,799,682            9,457,773
      30             2,625,879             7,432,278           7,432,278           10,156,628

   (1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

   (2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.

   (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
               UNISEX: REGULAR ISSUE/NONTOBACCO PREFERRED, AGE 45
                             DEATH BENEFIT OPTION 2
                                 CURRENT VALUES

                                                 0% HYPOTHETICAL GROSS INVESTMENT RETURN
                       PREMIUMS
                      PAID PLUS                                 CASH
    POLICY             INTEREST             CASH              SURRENDER               DEATH
     YEAR               AT 5%               VALUE               VALUE                BENEFIT
       1              105,000             87,720              87,720               1,790,770
       2              215,250             173,741             173,741              1,876,791
       3              331,013             258,423             258,423              1,961,473
       4              452,563             341,704             341,704              2,044,754
       5              580,191             424,122             424,122              2,127,172
       6              714,201             505,120             505,120              2,208,170
       7              854,911             584,739             584,739              2,287,789
       8              897,656             571,261             571,261              2,274,311
       9              942,539             557,416             557,416              2,260,466
      10              989,666             543,141             543,141              2,246,191
      11             1,039,150            528,434             528,434              2,231,484
      12             1,091,107            513,241             513,241              2,216,291
      13             1,145,662            497,553             497,553              2,200,603
      14             1,202,945            481,322             481,322              2,184,372
      15             1,263,093            464,301             464,301              2,167,351
      16             1,326,247            446,377             446,377              2,149,427
      17             1,392,560            427,422             427,422              2,130,472
      18             1,462,188            407,244             407,244              2,110,294
      19             1,535,297            385,647             385,647              2,088,697
      20             1,612,062            362,458             362,458              2,065,508
      21             1,692,665            340,069             340,069              2,043,119
      22             1,777,298            317,914             317,914              2,020,964
      23             1,866,163            294,566             294,566              1,997,616
      24             1,959,471            269,429             269,429              1,972,479
      25             2,057,445            242,334             242,334              1,945,384
      26             2,160,317            213,070             213,070              1,916,120
      27             2,268,333            181,470             181,470              1,884,520
      28             2,381,750            147,307             147,307              1,850,357
      29             2,500,837            110,302             110,302              1,813,352
      30             2,625,879            70,138              70,138               1,773,188



                                              6% HYPOTHETICAL GROSS INVESTMENT RETURN
                       PREMIUMS
                      PAID PLUS                                CASH
    POLICY             INTEREST            CASH             SURRENDER
     YEAR               AT 5%              VALUE              VALUE            DEATH BENEFIT
       1              105,000            93,143              93,143             1,796,193
       2              215,250            190,065            190,065             1,893,115
       3              331,013            291,290            291,290             1,994,340
       4              452,563            396,934            396,934             2,099,984
       5              580,191            507,839            507,839             2,210,889
       6              714,201            623,609            623,609             2,326,659
       7              854,911            744,499            744,499             2,447,549
       8              897,656            773,467            773,467             2,476,517
       9              942,539            803,276            803,276             2,506,326
      10              989,666            833,897            833,897             2,536,947
      11             1,039,150           865,361            865,361             2,568,411
      12             1,091,107           897,650            897,650             2,600,700
      13             1,145,662           930,786            930,786             2,633,836
      14             1,202,945           964,755            964,755             2,667,805
      15             1,263,093           999,333            999,333             2,702,383
      16             1,326,247          1,034,425          1,034,425            2,737,475
      17             1,392,560          1,069,912          1,069,912            2,772,962
      18             1,462,188          1,105,601          1,105,601            2,808,651
      19             1,535,297          1,141,284          1,141,284            2,844,334
      20             1,612,062          1,176,766          1,176,766            2,879,816
      21             1,692,665          1,215,772          1,215,772            2,918,822
      22             1,777,298          1,256,708          1,256,708            2,959,758
      23             1,866,163          1,298,194          1,298,194            3,001,244
      24             1,959,471          1,339,634          1,339,634            3,042,684
      25             2,057,445          1,380,828          1,380,828            3,083,878
      26             2,160,317          1,421,528          1,421,528            3,124,578
      27             2,268,333          1,461,511          1,461,511            3,164,561
      28             2,381,750          1,500,483          1,500,483            3,203,533
      29             2,500,837          1,538,078          1,538,078            3,241,128
      30             2,625,879          1,573,870          1,573,870            3,276,920



                                        12% HYPOTHETICAL GROSS INVESTMENT RETURN
                       PREMIUMS
                      PAID PLUS                           CASH
    POLICY             INTEREST      CASH              SURRENDER              DEATH
     YEAR               AT 5%        VALUE               VALUE               BENEFIT
       1              105,000      98,568               98,568             1,801,618
       2              215,250      207,043             207,043             1,910,093
       3              331,013      326,834             326,834             2,029,884
       4              452,563      459,059             459,059             2,162,109
       5              580,191      605,810             605,810             2,308,860
       6              714,201      767,913             767,913             2,470,963
       7              854,911      947,047             947,047             2,650,097
       8              897,656     1,042,202           1,042,202            2,745,252
       9              942,539     1,147,047           1,147,047            2,850,097
      10              989,666     1,262,555           1,262,555            2,965,605
      11             1,039,150    1,389,868           1,389,868            3,092,918
      12             1,091,107    1,530,195           1,530,195            3,233,245
      13             1,145,662    1,684,923           1,684,923            3,387,973
      14             1,202,945    1,855,501           1,855,501            3,615,231
      15             1,263,093    2,043,146           2,043,146            3,878,532
      16             1,326,247    2,249,284           2,249,284            4,161,779
      17             1,392,560    2,475,590           2,475,590            4,466,490
      18             1,462,188    2,723,857           2,723,857            4,794,384
      19             1,535,297    2,996,033           2,996,033            5,147,368
      20             1,612,062    3,294,271           3,294,271            5,527,583
      21             1,692,665    3,629,103           3,629,103            5,950,741
      22             1,777,298    3,999,568           3,999,568            6,412,588
      23             1,866,163    4,407,420           4,407,420            6,913,427
      24             1,959,471    4,855,647           4,855,647            7,455,318
      25             2,057,445    5,348,133           5,348,133            8,041,609
      26             2,160,317    5,889,095           5,889,095            8,676,223
      27             2,268,333    6,483,237           6,483,237            9,363,912
      28             2,381,750    7,135,637           7,135,637           10,110,140
      29             2,500,837    7,851,763           7,851,763           10,921,126
      30             2,625,879    8,637,528           8,637,528           11,803,671

   (1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

   (2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $5 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. CURRENT VALUES REFLECT A PREMIUM CHARGE OF 9% OF TARGET PREMIUM AND 6.5% OF EXCESS-OF-TARGET PREMIUM FOR THE FIRST 7 YEARS AND 3.5% OF ALL PREMIUM FROM EIGHTH YEAR AND ON.

   (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

$100,000 ANNUAL PREMIUM FOR FIRST 7 YEARS            $1,703,050 SPECIFIED AMOUNT
                          CASH VALUE ACCUMULATION TEST
                           UNISEX: NONTOBACCO, AGE 45
                             DEATH BENEFIT OPTION 2
                                GUARANTEED VALUES

                                                 0% HYPOTHETICAL GROSS INVESTMENT RETURN
                     PREMIUMS
                    PAID PLUS                                 CASH
    POLICY           INTEREST             CASH              SURRENDER               DEATH
     YEAR             AT 5%               VALUE               VALUE                BENEFIT
       1              105,000             85,653              85,653               1,788,703
       2              215,250             169,342             169,342              1,872,392
       3              331,013             251,436             251,436              1,954,486
       4              452,563             331,883             331,883              2,034,933
       5              580,191             410,591             410,591              2,113,641
       6              714,201             487,538             487,538              2,190,588
       7              854,911             562,778             562,778              2,265,828
       8              897,656             546,817             546,817              2,249,867
       9              942,539             530,598             530,598              2,233,648
      10              989,666             514,058             514,058              2,217,108
      11             1,039,150            497,196             497,196              2,200,246
      12             1,091,107            479,959             479,959              2,183,009
      13             1,145,662            462,339             462,339              2,165,389
      14             1,202,945            444,286             444,286              2,147,336
      15             1,263,093            425,556             425,556              2,128,606
      16             1,326,247            406,040             406,040              2,109,090
      17             1,392,560            385,610             385,610              2,088,660
      18             1,462,188            364,080             364,080              2,067,130
      19             1,535,297            341,256             341,256              2,044,306
      20             1,612,062            316,972             316,972              2,020,022
      21             1,692,665            293,099             293,099              1,996,149
      22             1,777,298            269,628             269,628              1,972,678
      23             1,866,163            245,132             245,132              1,948,182
      24             1,959,471            219,024             219,024              1,922,074
      25             2,057,445            191,142             191,142              1,894,192
      26             2,160,317            161,287             161,287              1,864,337
      27             2,268,333            129,301             129,301              1,832,351
      28             2,381,750            94,972              94,972               1,798,022
      29             2,500,837            58,033              58,033               1,761,083
      30             2,625,879            18,182              18,182               1,721,232



                                               6% HYPOTHETICAL GROSS INVESTMENT RETURN
                     PREMIUMS
                    PAID PLUS                                 CASH
    POLICY           INTEREST             CASH             SURRENDER
     YEAR             AT 5%               VALUE              VALUE            DEATH BENEFIT
       1              105,000             90,952              90,952             1,794,002
       2              215,250             185,253            185,253             1,888,303
       3              331,013             283,395            283,395             1,986,445
       4              452,563             385,458            385,458             2,088,508
       5              580,191             491,487            491,487             2,194,537
       6              714,201             601,598            601,598             2,304,648
       7              854,911             715,990            715,990             2,419,040
       8              897,656             739,899            739,899             2,442,949
       9              942,539             764,284            764,284             2,467,334
      10              989,666             789,097            789,097             2,492,147
      11             1,039,150            814,349            814,349             2,517,399
      12             1,091,107            839,998            839,998             2,543,048
      13             1,145,662            866,046            866,046             2,569,096
      14             1,202,945            892,454            892,454             2,595,504
      15             1,263,093            918,975            918,975             2,622,025
      16             1,326,247            945,490            945,490             2,648,540
      17             1,392,560            971,854            971,854             2,674,904
      18             1,462,188            997,852            997,852             2,700,902
      19             1,535,297           1,023,249          1,023,249            2,726,299
      20             1,612,062           1,047,826          1,047,826            2,750,876
      21             1,692,665           1,073,453          1,073,453            2,776,503
      22             1,777,298           1,100,174          1,100,174            2,803,224
      23             1,866,163           1,126,568          1,126,568            2,829,618
      24             1,959,471           1,151,998          1,151,998            2,855,048
      25             2,057,445           1,176,227          1,176,227            2,879,277
      26             2,160,317           1,198,968          1,198,968            2,902,018
      27             2,268,333           1,219,960          1,219,960            2,923,010
      28             2,381,750           1,238,872          1,238,872            2,941,922
      29             2,500,837           1,255,299          1,255,299            2,958,349
      30             2,625,879           1,268,776          1,268,776            2,971,826


                                           12% HYPOTHETICAL GROSS INVESTMENT RETURN
                     PREMIUMS
                    PAID PLUS                              CASH
    POLICY           INTEREST         CASH              SURRENDER              DEATH
     YEAR             AT 5%           VALUE               VALUE               BENEFIT
       1              105,000         96,254               96,254             1,799,304
       2              215,250         201,802             201,802             1,904,852
       3              331,013         317,955             317,955             2,021,005
       4              452,563         445,713             445,713             2,148,763
       5              580,191         586,135             586,135             2,289,185
       6              714,201         740,463             740,463             2,443,513
       7              854,911         910,143             910,143             2,613,193
       8              897,656         996,376             996,376             2,699,426
       9              942,539        1,090,868           1,090,868            2,793,918
      10              989,666        1,194,395           1,194,395            2,897,445
      11             1,039,150       1,307,873           1,307,873            3,010,923
      12             1,091,107       1,432,256           1,432,256            3,135,306
      13             1,145,662       1,568,646           1,568,646            3,271,696
      14             1,202,945       1,718,213           1,718,213            3,421,263
      15             1,263,093       1,882,035           1,882,035            3,585,085
      16             1,326,247       2,061,399           2,061,399            3,814,141
      17             1,392,560       2,257,548           2,257,548            4,073,097
      18             1,462,188       2,471,712           2,471,712            4,350,573
      19             1,535,297       2,705,301           2,705,301            4,647,874
      20             1,612,062       2,959,946           2,959,946            4,966,606
      21             1,692,665       3,239,921           3,239,921            5,312,589
      22             1,777,298       3,547,797           3,547,797            5,688,256
      23             1,866,163       3,884,552           3,884,552            6,093,262
      24             1,959,471       4,252,206           4,252,206            6,528,800
      25             2,057,445       4,653,504           4,653,504            6,997,146
      26             2,160,317       5,091,401           5,091,401            7,501,005
      27             2,268,333       5,569,183           5,569,183            8,043,719
      28             2,381,750       6,090,363           6,090,363            8,629,142
      29             2,500,837       6,658,686           6,658,686            9,261,658
      30             2,625,879       7,278,162           7,278,162            9,946,021

   (1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

   (2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $10.00 ADMINISTRATIVE EXPENSE CHARGE ALL THE TIME. GUARANTEED VALUES REFLECT A PREMIUM CHARGE OF 9% OF PREMIUM FOR THE FIRST 7 YEARS AND 5.5% OF PREMIUM FROM EIGHTH YEAR AND ON.

   (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX C:  PERFORMANCE SUMMARY INFORMATION

The following performance tables display historical investment results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                        PERFORMANCE TABLE - TOTAL RETURN




                                                                       Annual Percentage Change
                                                                   ---------------------------------
                                            Fund          Unit
                                          Inception      Values
        Underlying Mutual Fund             Date**       12/31/01      1999        2000       2001
----------------------------------------------------------------------------------------------------
Deutsche VIT Funds - Small Cap Index       8/22/97       11.65        19.45       -4.06       1.72
Fund
----------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.:
Initial Shares                             9/29/89        9.38        19.89       -9.46     -12.53
----------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -
Appreciation Portfolio: Initial Shares     4/05/93        9.83        10.80       -0.85      -9.67
----------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:
Service Class                             10/09/86       10.72         5.63        8.09      -5.47
----------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service
Class                                     10/09/86        9.78        36.48      -11.25     -18.06
----------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I                                   10/31/97       13.65        20.21       14.98      -1.70
----------------------------------------------------------------------------------------------------
GVIT Federated GVIT High Income Bond
Fund: Class I                             10/31/97        9.71         2.58       -8.46       3.80
----------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond
Fund: Class I                             11/08/82       11.69        -2.92       12.31       6.82
----------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund:
Class I                                   11/10/81       11.38         4.22        5.82       3.19
----------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class I   10/31/97       17.72        27.08       10.98      27.76
----------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I     10/31/97       17.72        27.08       10.98      27.76
----------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds,
Inc. - INVESCO VIF Health Sciences Fund    5/22/97       11.89         4.25       30.28     -12.94
----------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds,
Inc. - INVESCO VIF Small Company
Growth Fund                                8/25/97       13.24        89.92      -15.15     -18.87
----------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds,
Inc. - INVESCO VIF Utilities Fund         01/03/95        8.28        18.43        5.07     -32.68
----------------------------------------------------------------------------------------------------
The Universal Institutional Funds,
Inc. - Core Plus Emerging Markets Debt
Portfolio                                  6/16/97       15.33        28.61       11.16       9.66
----------------------------------------------------------------------------------------------------
The Universal Institutional Funds,
Inc. - Core Plus Fixed Income Portfolio    1/02/97       11.82        -2.21       10.86       8.88
----------------------------------------------------------------------------------------------------
The Universal Institutional Funds,
Inc. - Mid Cap Growth Portfolio            1/02/97       12.74        19.48       10.53      -3.54
----------------------------------------------------------------------------------------------------
The Universal Institutional Funds,
Inc. - U.S. Real Estate Portfolio          3/03/97       13.66        -2.05       29.01       9.40
----------------------------------------------------------------------------------------------------







                                                                  Non annualized Percentage
                                                                            Change
                                        -----------------------------------------------------------------------------
                                             1 mo        1 Yr        2 Yrs       3 Yrs.       5 yrs.      Inception
                                              to          to           to          to           to           to
        Underlying Mutual Fund             12/31/01    12/31/01     12/31/01    12/31/01     12/31/01     12/31/01
---------------------------------------------------------------------------------------------------------------------
Deutsche VIT Funds - Small Cap Index          6.21         1.72        -2.42        16.56        0.00         18.86
Fund
---------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.:
Initial Shares                                0.79       -12.53       -20.81        -5.06       61.84        306.57
---------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -
Appreciation Portfolio: Initial Shares        0.00        -9.67       -10.44        -0.77       65.45        191.86
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:
Service Class                                 2.13        -5.47         2.18         7.92       52.30        420.07
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service
Class                                         0.60       -18.06       -27.27        -0.75       68.73        552.55
---------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I                                       5.10        -1.70        13.02        35.86        0.00         49.64
---------------------------------------------------------------------------------------------------------------------
GVIT Federated GVIT High Income Bond
Fund: Class I                                -0.33         3.80        -4.98        -2.53        0.00          5.47
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond
Fund: Class I                                -0.84         6.82        19.98        16.46       37.44        347.61
---------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund:
Class I                                       0.10         3.19         9.19        13.79       26.09        224.02
---------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class I       7.01        27.76        41.79        80.19        0.00         71.09
---------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I         7.01        27.76        41.79        80.19        0.00         71.09
---------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds,
Inc. - INVESCO VIF Health Sciences Fund      -2.85      -12.94         13.42        18.24        0.00         84.70
---------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds,
Inc. - INVESCO VIF Small Company
Growth Fund                                   5.79      -18.87        -31.16        30.74        0.00         49.57
---------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds,
Inc. - INVESCO VIF Utilities Fund             0.47      -32.68        -29.27       -16.24       29.72         55.80
---------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,
Inc. - Core Plus Emerging Markets Debt
Portfolio                                     2.50        9.66         21.90        56.78        0.00         12.08
---------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,
Inc. - Core Plus Fixed Income Portfolio      -0.39        8.88         20.71        18.04        0.00         24.80
---------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,
Inc. - Mid Cap Growth Portfolio               3.82       -3.54          6.62        27.39        0.00         87.82
---------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,
Inc. - U.S. Real Estate Portfolio             2.67        9.40         41.14        38.24        0.00         35.97
---------------------------------------------------------------------------------------------------------------------








                                             Annualized Percentage Change
                                        -----------------------------------------
                                           3 Yrs.       5 yrs.      Inception
                                             to           to           To
        Underlying Mutual Fund            12/31/01     12/31/01     12/31/01
--------------------------------------------------------------------------------
Deutsche VIT Funds - Small Cap Index          5.24         0.00          4.04
Fund
--------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.:
Initial Shares                               -1.72        10.11         12.13
--------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -
Appreciation Portfolio: Initial Shares       -0.26        10.60         13.04
--------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:
Service Class                                 2.57         8.78         11.44
--------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Service
Class                                        -0.25        11.03         13.11
--------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund:
Class I                                      10.76         0.00         10.16
--------------------------------------------------------------------------------
GVIT Federated GVIT High Income Bond
Fund: Class I                                -0.85         0.00          1.29
--------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond
Fund: Class I                                 5.21         6.57          8.14
--------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund:
Class I                                       4.40         4.75          6.01
--------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class I      21.69         0.00         13.76
--------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I        21.69         0.00         13.76
--------------------------------------------------------------------------------
INVESCO Variable Investment Funds,
Inc. - INVESCO VIF Health Sciences Fund       5.74         0.00         14.24
--------------------------------------------------------------------------------
INVESCO Variable Investment Funds,
Inc. - INVESCO VIF Small Company
Growth Fund                                   9.35         0.00          9.70
--------------------------------------------------------------------------------
INVESCO Variable Investment Funds,
Inc. - INVESCO VIF Utilities Fund            -5.73         5.34          6.55
--------------------------------------------------------------------------------
The Universal Institutional Funds,
Inc. - Core Plus Emerging Markets Debt
Portfolio                                    16.17         0.00         2.54
--------------------------------------------------------------------------------
The Universal Institutional Funds,
Inc. - Core Plus Fixed Income Portfolio       5.68         0.00         4.53
--------------------------------------------------------------------------------
The Universal Institutional Funds,
Inc. - Mid Cap Growth Portfolio               8.40         0.00         13.45
--------------------------------------------------------------------------------
The Universal Institutional Funds,
Inc. - U.S. Real Estate Portfolio            11.40         0.00         7.82
--------------------------------------------------------------------------------


The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.40% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

**The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the total return figures will show the investment performance such underlying mutual funds would have achieved (reduced by the 0.40% asset charge and fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

The following underlying mutual funds were added to the variable account effective January 24, 2001 and no performance history is available:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC
-  American Century VP International Fund: Class I
-  American Century VP Value Fund: Class I
J.P. MORGAN SERIES TRUST II
-  J.P. Morgan Bond Portfolio


The following underlying mutual funds were added to the variable account effective February 14, 2002 and no performance history is available:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-  VIP Value Portfolio: Service Class
HUNTINGTON VA FUNDS
-  VA Dividend Capture Fund
-  VA Growth Fund
-  VA Income Equity Fund
-  VA Mid Corp America Fund
-  VA New Economy Fund
JANUS ASPEN SERIES
-  Global Technology Portfolio: Service Shares
-  International Growth Portfolio: Service Shares
NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
-  AMT Partners Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-  Oppenheimer Capital Appreciation Fund/VA: Initial Class
-  Oppenheimer Global Securities Fund/VA: Initial Class
-  Oppenheimer Main Street Growth & Income Fund/VA: Initial Class



                                       43

                           INDEPENDENT AUDITORS' REPORT



The Board of Directors of Nationwide Life and Annuity Insurance Company and
  Contract Owners of Nationwide VL Separate Account-D:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-D (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds.

    An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2002



--------------------------------------------------------------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-D
           STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31,2001

ASSETS:

  Investments at fair value:

     Dreyfus VIF - Quality Bond Portfolio (DryQualBd)
       7,870 shares (cost $89,672)  . . . . . . . . . . . . . . . . . . . . . . $    89,478
     Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
       280,373 shares (cost $6,563,098) . . . . . . . . . . . . . . . . . . . .   6,356,060
     Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
       208,781 shares (cost $3,931,985) . . . . . . . . . . . . . . . . . . . .   2,887,444
     Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
       193,577 shares (cost $4,405,499) . . . . . . . . . . . . . . . . . . . .   3,883,157
     Fidelity(R) VIP II - Index 500 Portfolio: Initial Class (FidVIPI500)
       27,827 shares (cost $3,915,156) . . . . . . . . . . . . . . . . . . . . .  3,619,409
     Fidelity(R) VIP III - Balanced Portfolio: Service Class (FidVIPBalS)
       104,067 shares (cost $1,532,549) . . . . . . . . . . . . . . . . . . . .   1,421,556
     Invesco VIF - Dynamics Fund (IVIFDynAm)
       24,182 shares (cost $371,202) . . . . . . . . . . . . . . . . . . . . . .    303,245
     Invesco VIF - Equity Income Fund (IVIFEqInc)
       142,817 shares (cost $2,888,978) . . . . . . . . . . . . . . . . . . . .   2,653,533
     Invesco VIF - Growth Fund (IVIFGr)
       347,880 shares (cost $4,326,315) . . . . . . . . . . . . . . . . . . . .   2,689,115
     Invesco VIF - High Yield Fund (IVIFHIYld)
       72,559 shares (cost $718,635)  . . . . . . . . . . . . . . . . . . . . .     554,349
     Invesco VIF - Small Company Growth Fund (IVIFSmCoGr)
       154,476 shares (cost $2,562,495) . . . . . . . . . . . . . . . . . . . .   2,273,893
     Invesco VIF - Total Return Fund (IVIFTotRe)
       49,346 shares (cost $661,901)  . . . . . . . . . . . . . . . . . . . . .     628,674
     Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
       31,495 shares (cost $364,759)  . . . . . . . . . . . . . . . . . . . . .     367,235
     Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
       1,503,184 shares (cost $1,503,184)  . . . . . . . . . . . . . . . . . . .  1,503,184
                                                                                ------------
          Total investments . . . . . . . . . . . . . . . . . . . . . . . . . .  29,230,332

  Accounts receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        -
                                                                                ------------
          Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29,230,332

ACCOUNTS PAYABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         729
                                                                                ------------
CONTRACT OWNERS' EQUITY (NOTE 5) . . . . . . . . . . . . . . . . . . . . . . . .$ 29,229,603
                                                                                ============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31,2001 AND 2000 AND PERIOD MAY 19,1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,1999

                                                                    TOTAL                         DryQualBd
                                                      ----------------------------------    ---------------------------
                                                        2001        2000          1999         2001      2000     1999
INVESTMENT ACTIVITY:                                  --------    --------      --------    --------  -------- --------
  Reinvested dividends   .......................  $   474,420      186,494       62,096      14,021    64,746   16,312
  Mortality and expense risk charges (note 3) ..     (102,972)     (69,956)      (9,788)     (1,206)   (5,312)  (1,426)
                                                  -----------     --------      -------      ------   -------    -----
   Net investment income .......................      371,448      116,538       52,308      12,815    59,434   14,886
                                                  -----------     --------      -------      ------   -------    -----
  Proceeds from mutual funds shares sold .......    6,417,617    2,910,278    4,134,210   1,188,935    41,512   10,936
  Cost of mutual fund shares sold ..............   (7,665,201)  (2,906,931)  (4,141,413) (1,121,319)  (41,634) (11,035)
                                                  -----------     --------      -------      ------   -------    -----
   Realized gain (loss) on investments .........   (1,247,584)       3,347       (7,203)     67,616      (122)     (99)
  Change in unrealized gain (loss)
   on investments ..............................   (3,735,515)    (963,583)      94,003     (48,271)   53,660   (5,582)
                                                  -----------     --------      -------      ------   -------    -----
   Net gain (loss) on investments ..............   (4,983,099)    (960,236)      86,800      19,345    53,538   (5,681)
                                                  -----------     --------      -------      ------   -------    -----
  Reinvested capital gains .....................      546,583      466,754       62,728         613      --       --
                                                  -----------     --------      -------      ------   -------    -----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(4,065,068)    (376,944)     201,836      32,773   112,972    9,205
                                                  ===========     ========      =======      ======   =======    =====

                                                             FidVIPEIS
                                                     ----------------------------
                                                       2001      2000     1999
INVESTMENT ACTIVITY:                                 --------  --------  --------
  Reinvested dividends $ .......................      93,374      --        --
  Mortality and expense risk charges (note 3) ..     (24,670)  (20,230)     --
                                                    --------   -------    ----
   Net investment income .......................      68,704   (20,230)     --
                                                    --------   -------    ----
  Proceeds from mutual funds shares sold .......     208,005    93,999      --
  Cost of mutual fund shares sold ..............    (209,439)  (90,808)     --
                                                    --------   -------    ----
   Realized gain (loss) on investments .........      (1,434)    3,191      --
  Change in unrealized gain (loss)
   on investments ..............................    (736,166)  529,125      --
                                                    --------   -------    ----
   Net gain (loss) on investments ..............    (737,600)  532,316      --
                                                    --------   -------    ----
  Reinvested capital gains .....................     275,452      --        --
                                                    --------   -------    ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........    (393,444)  512,086      --
                                                    ========   =======    ====

                                                                   FidVIPOvS                          FidVIPConS
                                                      ----------------------------------    ---------------------------
                                                         2001         2000         1999        2001      2000     1999
INVESTMENT ACTIVITY:                                  --------    --------      --------    --------  -------- --------
  Reinvested dividends .........................    $ 135,014        8,519         --        11,355      --       --
  Mortality and expense risk charges (note 3) ..      (11,042)      (3,859)      (1,057)    (11,837)   (6,764)    --
                                                    ---------     --------      -------    --------   -------
   Net investment income .......................      123,972        4,660       (1,057)       (482)   (6,764)    --
                                                    ---------     --------      -------    --------   -------
  Proceeds from mutual funds shares sold .......      319,066       31,973        9,416      97,424    31,474     --
  Cost of mutual fund shares sold ..............     (475,396)     (29,381)      (8,550)   (125,732)  (33,077)    --
                                                    ---------     --------      -------    --------   -------
   Realized gain (loss) on investments .........     (156,330)       2,592          866     (28,308)   (1,603)    --
  Change in unrealized gain (loss)
   on investments ..............................     (935,445)    (217,991)     108,896    (373,020)  149,321)    --
                                                    ---------     --------      -------    --------   -------
   Net gain (loss) on investments ..............   (1,091,775)    (215,399)     109,762    (401,328)  150,924)    --
                                                    ---------     --------      -------    --------   -------
  Reinvested capital gains .....................      215,729       55,135         --        45,421      --       --
                                                    ---------     --------      -------    --------   -------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........    $(752,074)    (155,604)     108,705    (356,389)  157,688)    --
                                                    =========     ========      =======    ========   =======


                                                              FidVIPI500
                                                     ----------------------------
                                                        2001      2000      1999
INVESTMENT ACTIVITY:                                 --------  --------  --------
  Reinvested dividends .........................        --        --        --
  Mortality and expense risk charges (note 3) ..      (8,507)     --        --
                                                    --------   -----      -----
   Net investment income .......................      (8,507)     --        --
                                                    --------   -----      -----
  Proceeds from mutual funds shares sold .......      67,580      --        --
  Cost of mutual fund shares sold ..............     (73,073)     --        --
                                                    --------   -----      -----
   Realized gain (loss) on investments .........      (5,493)     --        --
  Change in unrealized gain (loss)
   on investments ..............................    (295,747)     --        --
                                                    --------   -----      -----
   Net gain (loss) on investments ..............    (301,240)     --        --
                                                    --------   -----      -----
  Reinvested capital gains .....................        --        --        --
                                                    --------   -----      -----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........    (309,747)     --        --
                                                    ========   =====      =====

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS,Continued
YEARS ENDED DECEMBER 31,2001 AND 2000 AND PERIOD MAY 19,1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,1999


                                                                     FidVIPBalS                               IVIFDynAm
                                                        -------------------------------------  -------------------------------------
                                                          2001          2000          1999         2001          2000          1999
                                                          ----          ----          ----         ----          ----          ----
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $ 47,138          --            --           --            --              25
  Mortality and expense risk charges (note 3) .....     (5,586)       (5,073)         --           (910)         (883)         (187)
                                                      ---------      --------         --        --------      --------       ------
   Net investment income ..........................     41,552        (5,073)         --           (910)         (883)         (162)
                                                      ---------      --------         --        --------      --------       ------
  Proceeds from mutual funds shares sold ..........    248,568        23,559          --         14,126        14,086         7,473
  Cost of mutual fund shares sold .................   (274,069)      (24,033)         --        (14,747)       (9,614)       (7,300)
                                                      ---------      --------         --        --------      --------       ------
   Realized gain (loss) on investments ............    (25,501)         (474)         --           (621)        4,472           173
  Change in unrealized gain (loss)
   on investments .................................    (48,990)      (62,003)         --        (65,320)      (25,623)       22,986
                                                      ---------      --------         --        --------      --------       ------
   Net gain (loss) on investments .................    (74,491)      (62,477)         --        (65,941)      (21,151)       23,159
                                                      ---------      --------         --        --------      --------       ------
  Reinvested capital gains ........................       --            --            --           --             227          --
                                                      ---------      --------         --        --------      --------       ------
     Net increase (decrease) in contract owners'
      equity resulting from operations ............   $(32,939)      (67,550)         --        (66,851)      (21,807)       22,997
                                                      =========      ========         ==        ========      ========       ======

                                                                     IVIFEqInc
                                                      ------------------------------------
                                                          2001          2000          1999
                                                          ----          ----          ----
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     29,224         1,081         6,728
  Mortality and expense risk charges (note 3) .....     (9,344)       (5,123)       (1,313)
                                                      ---------       ------        ------
   Net investment income ..........................     19,880        (4,042)        5,415
                                                      ---------       ------        ------
  Proceeds from mutual funds shares sold ..........    259,231        52,883        22,974
  Cost of mutual fund shares sold .................   (278,559)      (50,663)      (23,054)
                                                      ---------       ------        ------
   Realized gain (loss) on investments ............    (19,328)        2,220           (80)
  Change in unrealized gain (loss)
   on investments .................................   (224,366)      (18,516)        7,438
                                                      ---------       ------        ------
   Net gain (loss) on investments .................   (243,694)      (16,296)        7,358
                                                      ---------       ------        ------
  Reinvested capital gains ........................      8,873        72,898         3,011
                                                      ---------       ------        ------
     Net increase (decrease) in contract owners'
      equity resulting from operations ............   (214,941)       52,560        15,784
                                                      =========       ======        ======


                                                                       IVIFGr.                                IVIFHIYld
                                                        -------------------------------------  -------------------------------------
                                                          2001          2000          1999         2001          2000          1999
                                                          ----          ----          ----         ----          ----          ----
INVESTMENT ACTIVITY:
  Reinvested dividends $ ..........................       --            --            --         59,969          --               1
  Mortality and expense risk charges (note 3) .....     (9,401)       (4,757)       (1,203)      (1,807)         --             (79)
                                                   ------------     ---------      -------     ---------         --          -------
   Net investment income ..........................     (9,401)       (4,757)       (1,203)      58,162          --             (78)
                                                   ------------     ---------      -------     ---------         --          -------
  Proceeds from mutual funds shares sold ..........    186,924        43,871        14,651       68,649            13       373,497
  Cost of mutual fund shares sold .................   (320,373)      (33,529)      (14,300)     (80,598)          (13)     (380,462)
                                                   ------------     ---------      -------     ---------         --          -------
   Realized gain (loss) on investments ............   (133,449)       10,342           351      (11,949)         --          (6,965)
  Change in unrealized gain (loss)
   on investments ................................. (1,457,636)     (275,867)       96,302     (164,285)         --              (1)
                                                   ------------     ---------      -------     ---------         --          -------
   Net gain (loss) on investments ................. (1,591,085)     (265,525)       96,653     (176,234)         --          (6,966)
                                                   ------------     ---------      -------     ---------         --          -------
  Reinvested capital gains ........................       --          17,423         7,456         --            --            --
                                                   ------------     ---------      -------     ---------         --          -------
     Net increase (decrease) in contract owners'
      equity resulting from operations.............$(1,600,486)     (252,859)      102,906     (118,072)         --          (7,044)
                                                   ============     =========      =======     =========         ==          =======


                                                                     IVIFSmCoGr
                                                      ------------------------------------
                                                          2001          2000          1999
                                                          ----          ----          ----
INVESTMENT ACTIVITY:
  Reinvested dividends $ ..........................       --            --            --
  Mortality and expense risk charges (note 3) .....     (7,197)         --            --
                                                      ---------         --            --
   Net investment income ..........................     (7,197)         --            --
                                                      ---------         --            --
  Proceeds from mutual funds shares sold ..........    135,574          --            --
  Cost of mutual fund shares sold .................   (159,531)         --            --
                                                      ---------         --            --
   Realized gain (loss) on investments ............    (23,957)         --            --
  Change in unrealized gain (loss)
   on investments .................................   (288,602)         --            --
                                                      ---------         --            --
   Net gain (loss) on investments .................   (312,559)         --            --
                                                      ---------         --            --
  Reinvested capital gains ........................       --            --            --
                                                      ---------         --            --
     Net increase (decrease) in contract owners'
      equity resulting from operations.............   (319,756)         --            --
                                                      =========         ==            ==

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS,Continued
YEARS ENDED DECEMBER 31,2001 AND 2000 AND PERIOD MAY 19,1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,1999


                                                                  IVIFTotRe                                  NSATCapAp
                                                   -------------------------------------- -----------------------------------------
                                                    2001            2000           1999         2001           2000           1999
INVESTMENT ACTIVITY:
  Reinvested dividends .........................$  13,298          3,243          8,567         --            1,889          2,465
  Mortality and expense risk charges (note 3) ..   (2,847)        (3,363)           (66)        (691)        (6,201)        (1,765)
                                                ----------        -------       --------     --------      ---------       --------
   Net investment income .......................   10,451           (120)         8,501         (691)        (4,312)           700
                                                ----------        -------       --------     --------      ---------       --------
  Proceeds from mutual funds shares sold .......  519,459         27,682          4,835      951,279         49,768         14,707
  Cost of mutual fund shares sold .............. (625,604)       (31,140)        (5,074)  (1,647,047)       (57,683)       (15,130)
                                                ----------        -------       --------     --------      ---------       --------
   Realized gain (loss) on investments ......... (106,145)        (3,458)          (239)    (695,768)        (7,915)          (423)
  Change in unrealized gain (loss)
   on investments ..............................   90,594        (98,909)       (24,912)     636,102       (571,143)       (64,959)
                                                ----------        -------       --------     --------      ---------       --------
   Net gain (loss) on investments ..............  (15,551)      (102,367)       (25,151)     (59,666)      (579,058)       (65,382)
                                                ----------        -------       --------     --------      ---------       --------
  Reinvested capital gains .....................     --           94,725          1,429         --          226,346         45,603
                                                ----------        -------       --------     --------      ---------       --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........$  (5,100)        (7,762)       (15,221)     (60,357)      (357,024)       (19,079)
                                                ==========        =======       ========     ========      =========       ========

                                                                   NSATGvtBd
                                                   ---------------------------------------
                                                         2001          2000          1999
INVESTMENT ACTIVITY:
  Reinvested dividends .........................       17,845           --             --
  Mortality and expense risk charges (note 3) ..       (1,395)          --             --
                                                       -------         ---            ---
   Net investment income .......................       16,450           --             --
                                                       -------         ---            ---
  Proceeds from mutual funds shares sold .......      218,388           --             --
  Cost of mutual fund shares sold ..............     (213,777)          --             --
                                                       -------         ---            ---
   Realized gain (loss) on investments .........        4,611           --             --
  Change in unrealized gain (loss)
   on investments ..............................        2,476           --             --
                                                       -------         ---            ---
   Net gain (loss) on investments ..............        7,087           --             --
                                                       -------         ---            ---
  Reinvested capital gains .....................          495           --             --
                                                       -------         ---            ---
     Net increase (decrease) in contract owners'
      equity resulting from operations .........       24,032           --             --
                                                      ======           ==             ==


                                                                  NSATHIncBd                                  NSATMyMkt
                                                   -------------------------------------- -----------------------------------------
                                                     2001           2000           1999         2001           2000           1999
INVESTMENT ACTIVITY:
  Reinvested dividends $ .......................    9,850         97,043         23,636       42,613          4,311          3,026
  Mortality and expense risk charges (note 3) ..     (784)        (4,843)        (1,350)      (5,194)          (291)          (498)
                                                ----------        -------        -------      -------          -----          -----
   Net investment income .......................    9,066         92,200         22,286       37,419          4,020          2,528
                                                ----------        -------        -------      -------          -----          -----
  Proceeds from mutual funds shares sold .......1,018,394         38,493         11,196      187,316      2,434,970      3,657,504
  Cost of mutual fund shares sold ..............1,158,836)       (43,008)       (11,489)    (187,316)    (2,434,970)    (3,657,504)
                                                ----------        -------        -------      -------          -----          -----
   Realized gain (loss) on investments ......... (140,442)        (4,515)          (293)        --             --             --
  Change in unrealized gain (loss)
   on investments ..............................  191,057       (171,006)       (20,050)        --             --             --
                                                ----------        -------        -------      -------          -----          -----
   Net gain (loss) on investments ..............   50,615       (175,521)       (20,343)        --             --             --
                                                ----------        -------        -------      -------          -----          -----
  Reinvested capital gains .....................     --             --             --           --             --             --
                                                ----------        -------        -------      -------          -----          -----
     Net increase (decrease) in contract owners'
      equity resulting from operations..........  $59,681        (83,321)         1,943       37,419          4,020          2,528





                                                                      NSATStrVal
                                                   ---------------------------------------
                                                         2001           2000           1999
INVESTMENT ACTIVITY:
  Reinvested dividends $ .......................          719          5,662          1,336
  Mortality and expense risk charges (note 3) ..         (554)        (3,257)          (844)
                                                      -------        -------        -------
   Net investment income .......................          165          2,405            492
                                                      -------        -------        -------
  Proceeds from mutual funds shares sold .......      728,699         25,995          7,021
  Cost of mutual fund shares sold ..............     (699,785)       (27,378)        (7,515)
                                                      -------        -------        -------
   Realized gain (loss) on investments .........       28,914         (1,383)          (494)
  Change in unrealized gain (loss)
   on investments ..............................      (17,896)        44,011        (26,115)
                                                      -------        -------        -------
   Net gain (loss) on investments ..............       11,018         42,628        (26,609)
                                                      -------        -------        -------
  Reinvested capital gains .....................         --             --            5,229
                                                      -------        -------        -------
     Net increase (decrease) in contract owners'
      equity resulting from operations $59,681 .       11,183         45,033        (20,888)
                                                      =======        =======        =======


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 AND 2000 AND PERIOD MAY 19, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999


                                                             TOTAL                                    DryQualBd
                                           --------------------------------------     ---------------------------------------
                                                2001         2000          1999            2001          2000        1999
                                                ----         ----          ----            ----          ----        ----
INVESTMENT ACTIVITY:
  Net investment income ...............   $    371,448      116,538       52,308          12,815        59,434       14,886
  Realized gain (loss) on investments .     (1,247,584)       3,347       (7,203)         67,616          (122)         (99)
  Change in unrealized gain (loss)
    on investments ....................     (3,735,515)    (963,583)      94,003         (48,271)       53,660       (5,582)
  Reinvested capital gains ............        546,583      466,754       62,728             613          --           --
                                          ------------   ----------    ---------          ------     ---------      -------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ......     (4,065,068)    (376,944)     201,836          32,773       112,972        9,205
                                          ------------   ----------    ---------          ------     ---------      -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     17,480,250   13,415,306    4,183,303          34,473       452,002       16,014
  Transfers between funds .............           --           --           --        (1,174,376)      117,200      552,682
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .................     (1,029,496)    (449,025)    (130,559)        (13,220)      (38,405)     (11,846)
                                          ------------   ----------    ---------          ------     ---------      -------
       Net equity transactions ........     16,450,754   12,966,281    4,052,744      (1,153,123)      530,797      556,850
                                          ------------   ----------    ---------          ------     ---------      -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     12,385,686   12,589,337    4,254,580      (1,120,350)      643,769      566,055
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     16,843,917    4,254,580         --         1,209,824       566,055         --
                                          ------------   ----------    ---------          ------     ---------      -------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 29,229,603   16,843,917    4,254,580          89,474     1,209,824      566,055
                                          ============   ==========    =========          ======     =========      =======


CHANGES IN UNITS:
  Beginning units .....................      1,589,927      389,180         --           109,185        56,693         --
                                          ------------   ----------    ---------          ------     ---------      -------
  Units purchased .....................      2,293,816    2,724,928      769,252           2,973       165,089       57,890
  Units redeemed ......................       (709,041)  (1,524,181)    (380,072)       (104,559)     (112,597)      (1,197)
                                          ------------   ----------    ---------          ------     ---------      -------
  Ending units ........................      3,174,702    1,589,927      389,180           7,599       109,185       56,693
                                          ============   ==========    =========          ======     =========      =======


                                                                FidVIPEIS
                                                --------------------------------
                                                 2001            2000         1999
                                                 ----            ----         ----
INVESTMENT ACTIVITY:
  Net investment income ...............          68,704         (20,230)       --
  Realized gain (loss) on investments .          (1,434)          3,191        --
  Change in unrealized gain (loss)
    on investments ....................        (736,166)        529,125        --
  Reinvested capital gains ............         275,452            --          --
                                           ------------      ----------  ---------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ......        (393,444)        512,086        --
                                           ------------      ----------  ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         970,674          (6,559)       --
  Transfers between funds .............            --         5,530,401        --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .................        (183,567)        (73,551)       --
                                           ------------      ----------  ---------
       Net equity transactions ........         787,107       5,450,291        --
                                           ------------      ----------  ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .         393,663       5,962,377        --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       5,962,377            --          --
                                           ------------      ----------  ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .       6,356,040       5,962,377        --
                                           ============      ==========  =========


CHANGES IN UNITS:
  Beginning units .....................         525,731            --          --
                                           ------------      ----------  ---------
  Units purchased .....................          84,062         529,110        --
  Units redeemed ......................         (16,923)         (3,379)       --
                                           ------------      ----------  ---------
  Ending units ........................         592,870         525,731        --
                                           ============      ==========  =========





NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000 AND PERIOD MAY 19, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                                          FidVIPOvS                                   FidVIPConS
                                         -----------------------------------------    --------------------------------------------
                                             2001           2000           1999           2001           2000           1999
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income   ............   $   123,972          4,660         (1,057)          (482)        (6,764)          --
  Realized gain (loss) on investments       (156,330)         2,592            866        (28,308)        (1,603)          --
  Change in unrealized gain (loss)
    on investments ...................      (935,445)      (217,991)       108,896       (373,020)      (149,321)          --
  Reinvested capital gains ...........       215,729         55,135           --           45,421           --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....      (752,074)      (155,604)       108,705       (356,389)      (157,688)          --
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,775,278        339,267         28,236      2,513,171         (9,930)          --
  Transfers between funds ............     1,271,260         78,133        373,054         13,754      1,990,572           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................      (138,592)       (30,077)       (10,308)       (85,715)       (24,629)          --
                                         -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions .......     2,907,946        387,323        390,982      2,441,210      1,956,013           --
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY      2,155,872        231,719        499,687      2,084,821      1,798,325           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       731,406        499,687           --        1,798,325           --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD    $ 2,887,278        731,406        499,687      3,883,146      1,798,325           --
                                         ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units ....................        66,499         36,657           --          157,094           --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ....................       282,917         96,462         37,591        240,056        158,104           --
  Units redeemed .....................       (14,633)       (66,620)          (934)        (8,529)        (1,010)          --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .......................       334,783         66,499         36,657        388,621        157,094           --
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                          FidVIPI500
                                            ----------------------------------------
                                                2001          2000          1999
                                            -----------    -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income   ............           (8,507)          --            --
  Realized gain (loss) on investments            (5,493)          --            --
  Change in unrealized gain (loss)
    on investments ...................         (295,747)          --            --
  Reinvested capital gains ...........             --             --            --
                                            -----------    -----------   -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....         (309,747)          --            --
                                            -----------    -----------   -----------

EQUITY TRANSACTIONS:
  PURCHASE PAYMENTS RECEIVED FROM
    CONTRACT OWNERS ..................        3,800,622           --            --
  Transfers between funds ............          187,675           --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................          (59,158)          --            --
                                            -----------    -----------   -----------
       Net equity transactions .......        3,929,139           --            --
                                            -----------    -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY         3,619,392           --            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................             --             --            --
                                            -----------    -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD         3,619,392           --            --
                                            ===========    ===========   ===========


CHANGES IN UNITS:
  Beginning units ....................             --             --            --
                                            -----------    -----------   -----------
  Units purchased ....................          465,326           --            --
  Units redeemed .....................           (7,477)          --            --
                                            -----------    -----------   -----------
  Ending units .......................          457,849           --            --
                                            ===========    ===========   ===========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2001 and 2000 and Period May 19, 1999 (commencement of operations) through December 31, 1999

                                                       FidVIPBalS                                    IVIFDynAm
                                         -----------------------------------------    -----------------------------------------
                                             2001           2000           1999           2001           2000           1999
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income   ............   $    41,552         (5,073)          --             (910)          (883)          (162)
  Realized gain (loss) on investments        (25,501)          (474)          --             (621)         4,472            173
  Change in unrealized gain (loss)
    on investments ...................       (48,990)       (62,003)          --          (65,320)       (25,623)        22,986
  Reinvested capital gains ...........          --             --             --             --              227           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....       (32,939)       (67,550)          --          (66,851)       (21,807)        22,997
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       336,010         (4,436)          --          153,209        157,690         74,006
  Transfers between funds ............      (201,429)     1,451,931           --             --             --           19,104
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................       (41,599)       (18,434)          --          (12,179)       (14,241)        (8,684)
                                         -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions .......        92,982      1,429,061           --          141,030        143,449         84,426
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY         60,043      1,361,511           --           74,179        121,642        107,423
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     1,361,511           --             --          229,065        107,423           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD    $ 1,421,554      1,361,511           --          303,244        229,065        107,423
                                         ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units ....................       137,868           --             --           15,600          7,042           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ....................        34,061        138,754           --           15,627         19,833          7,781
  Units redeemed .....................       (24,866)          (886)          --           (1,116)       (11,275)          (739)
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .......................       147,063        137,868           --           30,111         15,600          7,042
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                          IVIFEqInc
                                           ----------------------------------------
                                               2001           2000          1999
                                           -----------    -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income   ............          19,880         (4,042)        5,415
  Realized gain (loss) on investments          (19,328)         2,220           (80)
  Change in unrealized gain (loss)
    on investments ...................        (224,366)       (18,516)        7,438
  Reinvested capital gains ...........           8,873         72,898         3,011
                                           -----------    -----------   -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....        (214,941)        52,560        15,784
                                           -----------    -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       1,333,460        644,506       171,665
  Transfers between funds ............         357,859         78,133       410,200
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................        (118,488)       (51,110)      (26,200)
                                           -----------    -----------   -----------
       Net equity transactions .......       1,572,831        671,529       555,665
                                           -----------    -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY        1,357,890        724,089       571,449
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       1,295,538        571,449          --
                                           -----------    -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD        2,653,428      1,295,538       571,449
                                           ===========    ===========   ===========


CHANGES IN UNITS:
  Beginning units ....................         109,129         50,378          --
                                           -----------    -----------   -----------
  Units purchased ....................         148,189         60,299        52,765
  Units redeemed .....................         (10,794)        (1,548)       (2,387)
                                           -----------    -----------   -----------
  Ending units .......................         246,524        109,129        50,378
                                           ===========    ===========   ===========


NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000 AND PERIOD MAY 19, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999


                                                           IVIFGr                                     IVIFHIYld
                                         -----------------------------------------    -----------------------------------------
                                             2001           2000           1999           2001           2000           1999
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income   ............    $   (9,401)        (4,757)        (1,203)        58,162           --              (78)
  Realized gain (loss) on investments .     (133,449)        10,342            351        (11,949)          --           (6,965)
  Change in unrealized gain (loss)
    on investments ...................    (1,457,636)      (275,867)        96,302       (164,285)          --               (1)
  Reinvested capital gains ...........          --           17,423          7,456           --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....    (1,600,486)      (252,859)       102,906       (118,072)          --           (7,044)
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,717,325        453,587         80,446        227,867           --            7,086
  Transfers between funds ............     1,898,326         78,133        386,851        466,864           --             --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................      (117,095)       (41,802)       (16,345)       (22,329)          --              (42)
                                         -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions .......     3,498,556        489,918        450,952        672,402           --            7,044
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .    1,898,070        237,059        553,858        554,330           --             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       790,917        553,858           --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .  $ 2,688,987        790,917        553,858        554,330           --             --
                                         ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units ....................        81,077         43,491           --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ....................       434,297        115,530         45,006         71,071           --             --
  Units redeemed .....................       (18,770)       (77,944)        (1,515)        (2,511)          --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .......................       496,604         81,077         43,491         68,560           --             --
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                          IVIFSmCoGr
                                           ----------------------------------------
                                               2001           2000          1999
                                           -----------    -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income   ............          (7,197)          --            --
  Realized gain (loss) on investments .        (23,957)          --            --
  Change in unrealized gain (loss)
    on investments ...................        (288,602)          --            --
  Reinvested capital gains ...........            --             --            --
                                           -----------    -----------   -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....        (319,756)          --            --
                                           -----------    -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       1,123,088           --            --
  Transfers between funds ............       1,560,025           --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................         (89,581)          --            --
                                           -----------    -----------   -----------
       Net equity transactions .......       2,593,532           --            --
                                           -----------    -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      2,273,776           --            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................            --             --            --
                                           -----------    -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .      2,273,776           --            --
                                           ===========    ===========   ===========


CHANGES IN UNITS:
  Beginning units ....................            --             --            --
                                           -----------    -----------   -----------
  Units purchased ....................         178,567           --            --
  Units redeemed .....................          (6,779)          --            --
                                           -----------    -----------   -----------
  Ending units .......................         171,788           --            --
                                           ===========    ===========   ===========


                                                                     (Continued)


NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000 AND PERIOD MAY 19, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999

                                                          IVIFTotRe                                   NSATCapAp
                                         -----------------------------------------    -----------------------------------------
                                             2001           2000           1999           2001           2000           1999
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    10,451           (120)         8,501           (691)        (4,312)           700
  Realized gain (loss) on investments       (106,145)        (3,458)          (239)      (695,768)        (7,915)          (423)
  Change in unrealized gain (loss)
    on investments ...................        90,594        (98,909)       (24,912)       636,102       (571,143)       (64,959)
  Reinvested capital gains ...........          --           94,725          1,429           --          226,346         45,603
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....        (5,100)        (7,762)       (15,221)       (60,357)      (357,024)       (19,079)
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       394,639        339,167         20,798           --          556,104           --
  Transfers between funds ............      (477,520)        78,133        373,054       (942,650)       156,266        731,250
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................       (35,565)       (25,832)       (10,150)        (7,947)       (43,609)       (12,954)
                                         -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions .......      (118,446)       391,468        383,702       (950,597)       668,761        718,296
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY       (123,546)       383,706        368,481     (1,010,954)       311,737        699,217
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       752,187        368,481           --        1,010,954        699,217           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD    $   628,641        752,187        368,481           --        1,010,954        699,217
                                         ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units ....................        80,808         38,648           --          132,962         67,426           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ....................        42,955         43,195         39,617           --          205,006         68,675
  Units redeemed .....................       (54,941)        (1,035)          (969)      (132,962)      (139,470)        (1,249)
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .......................        68,822         80,808         38,648           --          132,962         67,426
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                          NSATGvtBd
                                           ----------------------------------------
                                               2001           2000          1999
                                           -----------    -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ..............          16,450           --            --
  Realized gain (loss) on investments            4,611           --            --
  Change in unrealized gain (loss)
    on investments ...................           2,476           --            --
  Reinvested capital gains ...........             495           --            --
                                           -----------    -----------   -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....          24,032           --            --
                                           -----------    -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         209,556           --            --
  Transfers between funds ............         150,956           --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................         (17,327)          --            --
                                           -----------    -----------   -----------
       Net equity transactions .......         343,185           --            --
                                           -----------    -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY          367,217           --            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................            --             --            --
                                           -----------    -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD          367,217           --            --
                                           ===========    ===========   ===========


CHANGES IN UNITS:
  Beginning units ....................            --             --            --
                                           -----------    -----------   -----------
  Units purchased ....................          32,937           --            --
  Units redeemed .....................          (1,516)          --            --
                                           -----------    -----------   -----------
  Ending units .......................          31,421           --            --
                                           ===========    ===========   ===========


NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2001 and 2000 and Period May 19, 1999 (commencement of operations) through December 31, 1999

                                                         NSATHIncBd                                   NSATMyMkt
                                         -----------------------------------------    -----------------------------------------
                                             2001           2000           1999           2001           2000           1999
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $     9,066         92,200         22,286         37,419          4,020          2,528
  Realized gain (loss) on investments       (140,442)        (4,515)          (293)          --             --             --
  Change in unrealized gain (loss)
    on investments ...................       191,057       (171,006)       (20,050)          --             --             --
  Reinvested capital gains ...........          --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....        59,681        (83,321)         1,943         37,419          4,020          2,528
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................          --          417,075           --        2,890,878      9,798,780      3,785,052
  Transfers between funds ............    (1,009,570)       117,199        548,437     (1,378,847)    (9,754,234)    (3,760,255)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................        (8,030)       (33,561)        (9,853)       (73,285)       (31,015)       (17,945)
                                         -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions .......    (1,017,600)       500,713        538,584      1,438,746         13,531          6,852
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY       (957,919)       417,392        540,527      1,476,165         17,551          9,380
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       957,919        540,527           --           26,931          9,380           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD    $      --          957,919        540,527      1,503,096         26,931          9,380
                                         ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units ....................       102,317         52,850           --            2,442            900           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ....................          --          156,778         53,829        260,778        930,055        370,353
  Units redeemed .....................      (102,317)      (107,311)          (979)      (131,133)      (928,513)      (369,453)
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .......................          --          102,317         52,850        132,087          2,442            900
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                          NSATStrVal
                                           ----------------------------------------
                                               2001           2000          1999
                                           -----------    -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ..............             165          2,405           492
  Realized gain (loss) on investments           28,914         (1,383)         (494)
  Change in unrealized gain (loss)
    on investments ...................         (17,896)        44,011       (26,115)
  Reinvested capital gains ...........            --             --           5,229
                                           -----------    -----------   -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .....          11,183         45,033       (20,888)
                                           -----------    -----------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................            --          278,053          --
  Transfers between funds ............        (722,327)        78,133       365,623
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ................          (5,819)       (22,759)       (6,232)
                                           -----------    -----------   -----------
       Net equity transactions .......        (728,146)       333,427       359,391
                                           -----------    -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY         (716,963)       378,460       338,503
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................         716,963        338,503          --
                                           -----------    -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD             --          716,963       338,503
                                           ===========    ===========   ===========


CHANGES IN UNITS:
  Beginning units ....................          69,215         35,095          --
                                           -----------    -----------   -----------
  Units purchased ....................            --          106,713        35,745
  Units redeemed .....................         (69,215)       (72,593)         (650)
                                           -----------    -----------   -----------
  Ending units .......................            --           69,215        35,095
                                           ===========    ===========   ===========






See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-D
                          NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31,2001,2000 AND 1999

(1) Summary of Significant Accounting Policies

    (a) Organization and Nature of Operations

       The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

       The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

    (b) The Contracts

       Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

       Contract owners may invest in the following:

           Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
              American Century Variable Portfolios, Inc.- American Century VP
                  Balanced (ACVPBal)
              American Century Variable Portfolios, Inc.- American Century VP
                  Capital Appreciation (ACVPCapAp)
              American Century Variable Portfolios, Inc.- American Century VP
                  Income & Growth (ACVPIncGr)
              American Century Variable Portfolios, Inc.- American Century VP
                  International (ACVPInt)
              American Century Variable Portfolios, Inc.- American Century VP
                  Value (ACVPValue)

           Funds of the Deutsche Asset Management VIT Funds (DAS);
             DAS VIT Funds - Deutsche EAFE Equity Index Fund (DeuEqIx) DAS VIT Funds - Deutsche Equity 500 Index Fund (DeuEQ500Ix) DAS VIT Funds - Deutsche Small Cap Index Fund (DeuSmCapIx)

           Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
             Dreyfus IP - Mid Cap Stock Portfolio (DryMidCap)
             Dreyfus Premier Mid Cap Stock Fund - Class A (DryMidCapA)

           The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)

           Dreyfus Stock Index Fund (DryStkIx)

           Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
             Dreyfus VIF - Appreciation Portfolio (DryAp)
             Dreyfus VIF - Disciplined Stock Portfolio (DryDisc)
             Dreyfus VIF - International Value Portfolio (DryIntVal)
             Dreyfus VIF - Limited Term High Income Portfolio (DryLtHI) (*)Dreyfus VIF - Quality Bond Portfolio (DryQualBd)
             Dreyfus VIF - Small Company Stock Portfolio (DrySmCo)

           Fidelity(R) Advisor Overseas Fund - Class A (FAOvA)

           Portfolios of the Fidelity(R) Variable Insurance Products Fund:
           Service Class (Fidelity(R) VIP);
          (*)Fidelity(R) VIP -  Equity-Income Portfolio:Service Class
             (FidVIPEIS)
             Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI) Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
          (*)Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
             Fidelity(R) VIP - Value Portfolio: Service Class (FidVIPVIS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II
  (Fidelity(R) VIP-II);

   Fidelity(R) VIP-II - Asset Manager Portfolio: Service Class (FidVIPAMS) Fidelity(R) VIP-II - Asset Manager: Growth Portfolio: Service Class (FidVIPAMGrS)
   Fidelity(R) VIP-II - Contrafund Portfolio: Initial Class (FidVIPCon) (*)Fidelity(R) VIP-II - Contrafund Portfolio: Service Class (FidVIPConS) (*)Fidelity(R) VIP-II - Index 500 Portfolio: Initial Class (FidVIPI500)
   Fidelity(R) VIP-II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III: Service
  Class (Fidelity(R) VIP-III);

   Fidelity(R) VIP-III - Aggressive Growth Portfolio: Service Class
   (FidVIPAgGrS)
(*)Fidelity(R) VIP-III - Balanced Portfolio: Service Class (FidVIPBalS)
   Fidelity(R) VIP-III - Dynamic Capital Appreciation Fund: Service Class (FidVIPDyCapS)
   Fidelity(R) VIP-III - Growth & Income Portfolio:Service Class (FidVIPGrInS) Fidelity(R) VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
   Fidelity(R) VIP-III - Mid Cap Portfolio: Service Class
   (FidVIPMCapS)

Funds of the Goldman Sachs Variable Insurance Trust (Goldman Sachs);
   Goldman Sachs VIT - Capital Growth Fund (GSCapGr)
   Goldman Sachs VIT - CORE Large Cap Growth Fund (GSLgCapGr)
   Goldman Sachs VIT - CORE Small Cap Equity Fund (GSSmCapEq)
   Goldman Sachs VIT - CORE U.S. Equity Fund (GSUSEq)
   Goldman Sachs VIT - Global Income Fund (GSGlobInc)
   Goldman Sachs VIT - Growth and Income Fund (GSGrInc)
   Goldman Sachs VIT - International Equity Fund (GSIntEq)
   Goldman Sachs VIT - Mid Cap Value Fund (GSMidCapVal)

Funds of the INVESCO Variable Investment Funds, Inc.(INVESCO VIF); (*)INVESCO VIF - Dynamics Fund (IVIFDynAm)
(*)INVESCO VIF - Equity Income Fund (IVIFEqInc) (formerly INVESCO VIF
   Industrial Income Fund)
(*)INVESCO VIF - Growth Fund (IVIFGr)
   INVESCO VIF - Health Sciences Fund (IVIFHSci)
(*)INVESCO VIF - High Yield Fund (IVIFHIYld)
   INVESCO VIF - Real Estate Opportunity Fund (IVIFREOPP)
(*)INVESCO VIF - Small Company Growth Fund (IVIFSmCoGr)
   INVESCO VIF - Technology Fund (IVIFTech)
(*)INVESCO VIF - Total Return Fund (IVIFTotRe)
   INVESCO VIF - Utilities Fund (IVIFUtil)

Portfolios of the J.P. Morgan Series Trust II;
   J.P. Morgan Series Trust II - J.P. Morgan Bond Portfolio (JPMBd)
   J.P. Morgan Series Trust II - J.P. Morgan International Opportunities Portfolio (JPMIntOpp)
   J.P. Morgan Series Trust II - J.P. Morgan Small Company Portfolio (JPMSmCo) J.P. Morgan Series Trust II - J.P. Morgan U.S. Disciplined Equity Portfolio (JPMUSDE)

Funds of the Nationwide(R) Separate Account Trust (Nationwide(R) SAT) (managed for a fee by an affiliated investment advisor);
(*)Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
   Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx) Nationwide(R) SAT - Federated Equity Income Fund Class I (NSATEqInc) Nationwide(R) SAT - Federated High Income Bond Fund Class I (NSATHIncBd) Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt) Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I (NSATGlobTC)
   Nationwide(R) SAT - Gartmore International Growth Fund Class I (NSATIntGr) Nationwide(R) SAT - Global 50 Fund Class I (NSATGlob50)
(*)Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)


                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D
                     NOTES TO FINANCIAL STATEMENTS, Continued

   Nationwide(R) SAT - Investor Destinations Aggressive Fund (NSATIDAgg) Nationwide(R) SAT - Investor Destinations Conservative Fund (NSATIDCon) Nationwide(R) SAT - Investor Destinations Moderate Fund (NSATIDMod) Nationwide(R) SAT - Investor Destinations Moderately Aggressive Fund (NSATIDModAg)
   Nationwide(R) SAT - Investor Destinations Moderately Conservative Fund (NSATIDModCon)
   Nationwide(R) SAT - J.P. Morgan Balanced Fund Class I (NSATBal) Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I (NSATMSecBd)
(*)Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
   Nationwide(R) SAT - Small Cap Growth Fund Class I (NSATSmCapG) Nationwide(R) SAT - Small Cap Value Fund Class I (NSATSmCapV) Nationwide(R) SAT - Small Company Fund Class I (NSATSmCo)
   Nationwide(R) SAT - Strategic Value Fund Class I (NSATStrVal) Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap) Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
   Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)

Portfolios of the One Group(R) Investment Trust (OGIV);
   One Group(R) Investment Trust - OGIV - Balanced Portfolio (OGBal)
   One Group(R) Investment Trust - OGIV - Bond Portfolio (OGBond)
   One Group(R) Investment Trust - OGIV - Diversified Equity Portfolio
   (OGDivEq)
   One Group(R) Investment Trust - OGIV - Diversified Mid Cap Portfolio (OGDivMidCap)
   One Group(R) Investment Trust - OGIV - Equity Index Portfolio (OGEqIx)
   One Group(R) Investment Trust - OGIV - Government Bond Portfolio (OGGvtBd) One Group(R) Investment Trust - OGIV - Large Cap Growth Portfolio (OGLgCapGr) One Group(R) Investment Trust - OGIV - Mid Cap Growth Portfolio (OGMidCapGr) One Group(R) Investment Trust - OGIV - Mid Cap Value Portfolio (OGMCapV)

Funds of the Salomon Brothers Variable Series Funds, Inc.(SBV);
   SBV - Capital Fund (SBVSFCap)
   SBV - High Yield Bond Fund (SBVSFHYBd)
   SBV - Investors Fund (SBVSFInv)
   SBV - Strategic Bond Fund (SBVSFStrat)
   SBV - Total Return Fund (SBVSFTotRe)

Portfolios of the Universal Institutional Funds (UIF), Inc.
   UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
   UIF - Equity Growth Portfolio (UIFEqGr)
   UIF - Fixed Income Portfolio (UIFFixInc)
   UIF - Global Equity Portfolio (UIFGlobEq)
   UIF - High Yield Portfolio (UIFHIYld)
   UIF - International Magnum Portfolio (UIFIntMag)
   UIF - Mid Cap Growth Portfolio (UIFMidCapG)
   UIF - Mid Cap Value Portfolio (UIFMidCapVal)
   UIF - U.S.Real Estate Portfolio (UIFUSRE)
   UIF - Value Portfolio (UIFVal)

       At December 31, 2001, contract owners have invested in all of the above funds noted with an asterisk(*). The contract owners' equity is affected by the investment results of each fund, equity transaction by contract owners and certain contract expenses (see note 2 and 3).

       The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

       A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

       Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives.While some of the under- lying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con- sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

       The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

       Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

       The Company does not provide for income taxes within the Account.Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from those estimates.

(2) POLICY CHARGES

    (a) Deductions from Premium

       The Company deducts a charge for state premium taxes not to exceed 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 5.5% from each premium payment received.

    (b) Cost of Insurance

       A cost of insurance charge is assessed monthly against each contract by liquidating units.The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

    (c) Administrative Charges

       The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per policy year. These charges are assessed against each contract by liquidating units.


                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D
                     NOTES TO FINANCIAL STATEMENTS,Continued

(3) ASSET CHARGES

    The Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges.This charge is guaranteed not to exceed an annual effective rate of .75%. The annual rate for current policies is 0.40%. This charge is assessed against each policy through the daily unit value calculation.On August 8, 2000, all policies were converted from an annual rate of 0.60% to 0.40%.

(4) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed.These services include, among other things, share- holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.These fees are paid to an affiliate of the Company.

(5) Financial Highlights

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the period indicated, and the contract expense rate and total return for each year in the two year period ended December 31, 2001 and the period May 19, 1999 (commencement of operations) through December 31,
    1999.

                                                               CONTRACT                     UNIT          CONTRACT         TOTAL
                                                           EXPENSE RATE(*)   UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN(**)
                                                           ---------------   -----      ----------    --------------   ----------
    Dreyfus VIF - Quality Bond Portfolio
       2001 ..................................................  0.40%        7,599   $ 11.774415        $   89,474     6.26%
       2000 ..................................................  0.40%      109,185     11.080494         1,209,824    10.76%
       1999 ..................................................  0.60%       56,693      9.984562           566,055    -0.15% 1/5/99

    Fidelity(R) VIP - Equity-Income Portfolio: Service Class
       2001 ..................................................  0.40%      592,870     10.720798         6,356,040    -5.47%
       2000 ..................................................  0.40%      525,731     11.341117         5,962,377     7.87%

    Fidelity(R) VIP - Overseas Portfolio: Service Class
       2001 ..................................................  0.40%      334,783      8.624328         2,887,278   -21.59%
       2000 ..................................................  0.40%       66,499     10.998746           731,406   -19.47%
       1999 ..................................................  0.60%       36,657     13.631426           499,687    36.31% 1/5/99

    Fidelity(R) VIP II - Contrafund Portfolio: Service Class
       2001 ..................................................  0.40%      388,621      9.992116         3,883,146   -12.71%
       2000 ..................................................  0.40%      157,094     11.447448         1,798,325    -7.09%

    Fidelity(R) VIP II - Index 500 Portfolio: Initial Class
       2001 ..................................................  0.40%      457,849      7.905210         3,619,392   -12.45%

    Fidelity(R) VIP III - Balanced Portfolio: Service Class
       2001 ..................................................  0.40%      147,063      9.666294         1,421,554    -2.12%
       2000 ..................................................  0.40%      137,868      9.875470         1,361,511    -4.76%

    Invesco VIF - Dynamics Fund
       2001 ..................................................  0.40%       30,111     10.070858           303,244   -31.41%
       2000 ..................................................  0.40%       15,600     14.683635           229,065    -3.93%
       1999 ..................................................  0.60%        7,042     15.254583           107,423    52.55% 1/5/99

    Invesco VIF - Equity Income Fund
       2001 ..................................................  0.40%      246,524     10.763365         2,653,428    -9.34%
       2000 ..................................................  0.40%      109,129     11.871617         1,295,538     4.45%
       1999 ..................................................  0.60%       50,378     11.343231           571,449    13.43% 1/5/99

    Invesco VIF - Growth Fund
       2001 ..................................................  0.40%      496,604      5.414750         2,688,987   -44.49%
       2000 ..................................................  0.40%       81,077      9.755131           790,917   -23.55%
       1999 ..................................................  0.60%       43,491     12.735013           553,858    27.35% 1/5/99

    Invesco VIF - High Yield Fund
       2001 ..................................................  0.40%       68,560      8.085321           554,330   -15.27%

    Invesco VIF - Small Company Growth Fund
       2001 ..................................................  0.40%      171,788     13.235944         2,273,776   -18.87%

                                                                     (Continued)

                                                               CONTRACT                   UNIT          CONTRACT       TOTAL
                                                            EXPENSE RATE(*)  UNITS      FAIR VALUE    OWNERS' EQUITY  RETURN(**)
                                                            ---------------  -----      ----------    --------------  ----------
   Invesco VIF - Total Return Fund
      2001 .....................................................  0.40%      68,822      9.134304        628,641    -1.87%
      2000 .....................................................  0.40%      80,808      9.308327        752,187    -2.56%
      1999 .....................................................  0.60%      38,648      9.534274        368,481    -4.66%  1/5/99

   Nationwide(R) SAT - Capital Appreciation Fund Class I
      2000 .....................................................  0.40%     132,962      7.603332      1,010,954   -26.82%
      1999 .....................................................  0.40%      67,426     10.370136        699,217     3.70%  1/5/99

   Nationwide(R) SAT - Federated High Income Bond Fund Class I
      2000 .....................................................  0.40%     102,317      9.362266        957,919    -8.64%
      1999 .....................................................  0.40%      52,850     10.227564        540,527     2.28%  1/5/99

   Nationwide(R) SAT - Government Bond Fund Class I
      2001 .....................................................  0.40%      31,421     11.686979        367,217     6.82%

   Nationwide(R) SAT - Money Market Fund Class I
      2001 .....................................................  0.40%     132,087     11.379587      1,503,096     3.19%
      2000 .....................................................  0.40%       2,442     11.028155         26,931     5.60%
      1999 .....................................................  0.60%         900     10.421897          9,380     4.22%  1/5/99

   Nationwide(R) SAT - Strategic Value Fund Class I
      2000 .....................................................  0.40%      69,215     10.358488        716,963     7.18%
      1999 .....................................................  0.40%      35,095      9.645322        338,503    -3.55%  1/5/99
   Total Contract Owners' Equity by Year
      2001 .......................................................................................   $29,229,603
                                                                                                     ===========
      2000 .......................................................................................   $16,843,917
                                                                                                     ===========
      1999 .......................................................................................   $ 4,254,580
                                                                                                     ===========

(*) This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life and Annuity Insurance Company:


We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company (the "Company"), a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2001 and 2000, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.


KPMG, LLP
January 29, 2002




See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                   ($000's omitted, except per share amounts)


                                                                                                                December 31,
                                                                                                       -----------------------------
                                                                                                            2001            2000
====================================================================================================================================

                                                                     ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $2,464,658 in 2001; $1,184,078 in 2000)                               $2,501,627      $1,192,444
    Equity securities (no cost in 2001; $979 in 2000)                                                           --             1,828
  Mortgage loans on real estate, net                                                                         663,458         380,685
  Real estate, net                                                                                             1,223           1,822
  Policy loans                                                                                                   486           1,517
  Other long-term investments                                                                                   --                 8
  Short-term investments, including amounts managed by a related party                                        75,462          61,194
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           3,242,256       1,639,498
------------------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                           1,842            --
Accrued investment income                                                                                     34,241          16,925
Deferred policy acquisition costs                                                                            129,924         108,982
Reinsurance receivable from a related party                                                                  102,472          96,892
Other assets                                                                                                 121,043          69,459
Assets held in separate accounts                                                                           2,312,919       2,242,478
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,944,697      $4,174,234
====================================================================================================================================

                                                      LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                                         $3,271,309      $1,765,451
Other liabilities                                                                                            103,305          10,493
Liabilities related to separate accounts                                                                   2,312,919       2,242,478
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           5,687,533       4,018,422
------------------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 8 and 12)

Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66,000 shares                               2,640           2,640
  Additional paid-in capital                                                                                 152,960          77,960
  Retained earnings                                                                                           90,026          72,063
  Accumulated other comprehensive income                                                                      11,538           3,149
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             257,164         155,812
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,944,697      $4,174,234
====================================================================================================================================


See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                                ($000's omitted)


                                                                                                     Years ended December 31,
                                                                                           -----------------------------------------
                                                                                                  2001           2000          1999
====================================================================================================================================

Revenues:
  Policy charges                                                                               $ 51,286       $ 55,992      $ 44,793
  Life insurance premiums                                                                         1,380          1,297           292
  Net investment income                                                                          16,880         14,732        13,959
  Net realized (losses) gains on investments, hedging instruments and hedged
     items                                                                                         (244)           842         5,208
  Other                                                                                             816            929         1,059
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 70,118         73,792        65,311
------------------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                                              5,114         11,097         8,548
  Other benefits and claims                                                                       4,549          5,581         5,210
  Amortization of deferred policy acquisition costs                                              11,257          9,893        13,592
  Other operating expenses                                                                       22,730         29,982        24,185
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 43,650         56,553        51,535
------------------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense and cumulative effect of
     adoption of accounting principles                                                           26,468         17,239        13,776
Federal income tax expense                                                                        8,175          4,712         4,571
------------------------------------------------------------------------------------------------------------------------------------
    Income before cumulative effect of adoption of accounting principles                         18,293         12,527         9,205
Cumulative effect of adoption of accounting principles, net of tax                                 (330)          --            --
------------------------------------------------------------------------------------------------------------------------------------
    Net income                                                                                 $ 17,963       $ 12,527      $  9,205
====================================================================================================================================


See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 2001, 2000 and 1999
                                ($000's omitted)



                                                                                                        Accumulated
                                                                     Additional                            other          Total
                                                       Common          paid-in           Retained      comprehensive  shareholder's
                                                       stock           capital           earnings      income (loss)     equity
====================================================================================================================================

Balance as of December 31, 1998                     $   2,640         $  52,960        $  50,331        $  10,055       $ 115,986

Comprehensive income:
  Net income                                             --                --              9,205             --             9,205
  Net unrealized losses on securities
    available-for-sale arising during the year,
    net of tax                                           --                --               --            (11,923)        (11,923)
                                                                                                                        ---------
  Total comprehensive loss                                                                                                 (2,718)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 1999                         2,640            52,960           59,536           (1,868)        113,268
=================================================================================================================================

Comprehensive income:
  Net income                                             --                --             12,527             --            12,527
  Net unrealized gains on securities
    available-for-sale arising during the year,
    net of tax                                           --                --               --              5,017           5,017
                                                                                                                        ---------
  Total comprehensive income                                                                                               17,544
                                                                                                                        ---------
  Capital contribution                                   --              25,000             --               --            25,000
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2000                         2,640            77,960           72,063            3,149         155,812
=================================================================================================================================

Comprehensive income:
  Net income                                             --                --             17,963             --            17,963
  Net unrealized gains on securities
    available-for-sale arising during the year,
    net of tax                                           --                --               --              8,015           8,015
  Cumulative effect of adoption of
     accounting principles, net of tax                   --                --               --                452             452
  Accumulated net losses on cash flow
     hedges, net of tax                                  --                --               --                (78)            (78)
                                                                                                                        ---------
  Total comprehensive income                                                                                               26,352
                                                                                                                        ---------
  Capital contributions                                  --              75,000             --               --            75,000
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                     $   2,640         $ 152,960        $  90,026        $  11,538       $ 257,164
=================================================================================================================================

See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                                ($000's omitted)

                                                                                                  Years ended December 31,
                                                                                      ---------------------------------------------
                                                                                             2001            2000           1999
===================================================================================================================================
Cash flows from operating activities:
  Net income                                                                            $    17,963     $    12,527     $     9,205
  Adjustments to reconcile net income to net cash (used in) provided by operating activities:
      Interest credited to policyholder account balances                                      5,114          11,097           8,548
      Capitalization of deferred policy acquisition costs                                   (47,193)        (38,932)        (33,965)
      Amortization of deferred policy acquisition costs                                      11,257           9,893          13,592
      Amortization and depreciation                                                           1,125             625           1,351
      Realized losses (gains) on investments, hedging instruments and hedged
         items                                                                                  244            (842)         (5,208)
      Cumulative effect of adoption of accounting principles                                    508            --              --
      Increase in accrued investment income                                                 (17,316)         (3,019)         (2,261)
      Increase in other assets                                                              (58,114)        (31,833)         (1,309)
      Increase (decrease) in other liabilities                                               23,384         (33,516)         21,795
-----------------------------------------------------------------------------------------------------------------------------------
          Net cash (used in ) provided by operating activities                              (63,028)        (74,000)         11,748
-----------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                   288,962         190,173         137,210
  Proceeds from sale of securities available-for-sale                                       110,574          47,537          73,864
  Proceeds from repayments of mortgage loans on real estate                                  77,513          30,896          32,397
  Proceeds from sale of real estate                                                           1,188           1,269            --
  Proceeds from repayments of policy loans and sale of other invested assets                  3,224             267             109
  Cost of securities available-for-sale acquired                                         (1,680,536)       (354,904)       (375,642)
  Cost of mortgage loans on real estate acquired                                           (360,971)        (82,250)        (93,500)
  Cost of real estate acquired                                                                   (2)           --              --
  Short-term investments, net                                                               (14,268)        (60,488)          1,571
  Collateral received - securities lending, net                                              64,935            --              --
  Other, net                                                                                 (1,493)         (1,327)           (242)
-----------------------------------------------------------------------------------------------------------------------------------
          Net cash used in investing activities                                          (1,510,874)       (228,827)       (224,233)
-----------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital contributions received                                                             75,000          25,000            --
  Increase in investment and universal life insurance product account balances            1,748,753         469,596         353,139
  Decrease in investment and universal life insurance product account balances             (248,009)       (196,049)       (136,376)
-----------------------------------------------------------------------------------------------------------------------------------
          Net cash provided by financing activities                                       1,575,744         298,547         216,763
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in cash                                                               1,842          (4,280)          4,278

Cash, beginning of year                                                                        --             4,280               2
-----------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                       $     1,842     $      --       $     4,280
===================================================================================================================================



See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 2001, 2000 and 1999
                                ($000's omitted)


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company provides long-term savings and retirement products in the United States of America, including individual annuities and life insurance.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ from statutory accounting practices. The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. The Company has no statutory accounting practices that differ from NAIC SAP. See also note 10.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

         (a) VALUATION OF INVESTMENTS, INVESTMENT INCOME AND RELATED GAINS AND LOSSES

                  The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer. Impairment losses result in a reduction of the cost basis of the underlying investment.

                  For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


                  Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

                  The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

                  Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

                  Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

         (b)      DERIVATIVE INSTRUMENTS

                  Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

                  The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



                  The Company may enter into receive fixed/pay variable interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

                  Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item.

                  From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

                  The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative expires, or is sold, terminated or exercised, the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

                  When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the balance sheet at its fair value, and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

                  Prior to the adoption of SFAS 133, defined in note 2 (i), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         (c)      REVENUES AND BENEFITS

                  INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
                  Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

                  TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)      DEFERRED POLICY ACQUISITION COSTS

                  The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period.

                  For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. The Company regularly reviews the estimated future gross profits and revises such estimates when appropriate. The cumulative change in amortization as a result of changes in estimates to reflect current best estimates is recorded as a charge or credit to amortization expense. The most significant assumptions that are involved in the estimation of future gross profits include future market performance and surrender/lapse rates. In the event actual experience differs significantly from assumptions or assumptions are significantly revised, the Company may be required to record a significant charge or credit to amortization expense. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

         (e)      SEPARATE ACCOUNTS

                  Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at market value except for separate account contracts with guaranteed investment funds. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

         (f)      FUTURE POLICY BENEFITS

                  Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         (g)      FEDERAL INCOME TAX


                  The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement, which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

                  The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements.

                  The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (h)      REINSURANCE CEDED

                  Reinsurance revenues ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (i)      RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

                  In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. Upon adoption, the provisions of SFAS 133 were applied prospectively.

                  SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

                  As of January 1, 2001, all derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 resulted in the Company derecognizing $350 of deferred assets related to hedges, while recognizing $350 of additional derivative instrument liabilities and $288 of additional firm commitment assets. The adoption of SFAS 133 also resulted in the Company recording a net transition adjustment gain of $102 (net of related income tax of $55) in net income. In addition, a net translation adjustment gain of $20 (net of related income tax of $11) was recorded in AOCI as of January 1, 2001. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $32 and $170, respectively.

                  The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


                  In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $432 with a corresponding increase to AOCI.

                  In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS 141) and Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets (SFAS 142).

                  SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated.

                  SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets, and will carry forward provisions in Opinion 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations ceased upon adoption of this statement, which was January 1, 2002 for the Company. Companies are required to evaluate all existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses will be recognized in the first interim period in the year of adoption and will be recognized as the cumulative effect of a change in accounting principle.

                  The Company does not expect any material impact of adopting SFAS 141 and SFAS 142 on the results of operations and financial position.

                  In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions. SFAS 144 is effective for fiscal years beginning after December 15, 2001 (January 1, 2002 for the Company) and will carry forward many of the provisions of SFAS 121 and Opinion 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. Management does not expect the adoption of SFAS 144 to have a material impact on the results of operations or financial position of the Company.

                  In 2001, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 01-5, Amendments to Specific AICPA Pronouncements for Changes Related to the NAIC Codification (SOP 01-5). In doing so, AICPA SOP 94-5, Disclosures of Certain Matters in the Financial Statements of Insurance Enterprises, was amended to reflect the results of the completion of the NAIC codification of statutory accounting practices for certain insurance enterprises (Codification). The adoption of SOP 01-5 did not have an impact on the results of operations or financial position of the Company.

         (j)      RECLASSIFICATION

                  Certain items in the 2000 and 1999 financial statements and related footnotes have been reclassified to conform to the 2001 presentation.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

               (3)    INVESTMENTS

                     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2001 and 2000 were:


                                                                                           Gross         Gross
                                                                         Amortized      unrealized    unrealized   Estimated
                                                                            cost           gains        losses    fair value
        ====================================================================================================================

         December 31,
           2001 Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $   56,381   $    1,469   $      243   $   57,607
             Obligations of states and political subdivisions                  2,046            1         --          2,047
             Debt securities issued by foreign governments                       549           86         --            635
             Corporate securities                                          1,500,190       38,031       12,527    1,525,694
             Mortgage-backed securities - U.S. Government backed             318,148        6,791          979      323,960
             Asset-backed securities                                         587,344       10,454        6,114      591,684
        -------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                           2,464,658       56,832       19,863    2,501,627
           Equity securities                                                    --           --           --           --
        -------------------------------------------------------------------------------------------------------------------
                                                                          $2,464,658   $   56,832   $   19,863   $2,501,627
        ===================================================================================================================

         December 31, 2000
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $   40,694   $      769   $      133   $   41,330
             Obligations of states and political subdivisions                  3,129         --             37        3,092
             Debt securities issued by foreign governments                     1,253           12           13        1,252
             Corporate securities                                            662,849       11,717        7,859      666,707
             Mortgage-backed securities - U.S. Government backed             236,368        2,190          413      238,145
             Asset-backed securities                                         239,785        3,342        1,209      241,918
        -------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                           1,184,078       18,030        9,664    1,192,444
           Equity securities                                                     979          849         --          1,828
        -------------------------------------------------------------------------------------------------------------------
                                                                          $1,185,057   $   18,879   $    9,664   $1,194,272
        ===================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2001, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                            Amortized            Estimated
                                                                                               cost              fair value
        ====================================================================================================================

         Fixed maturity securities available-for-sale:
            Due in one year or less                                                         $   92,255           $   93,634
            Due after one year through five years                                              643,605              660,158
            Due after five years through ten years                                             669,210              676,749
            Due after ten years                                                                154,096              155,442
        -------------------------------------------------------------------------------------------------------------------
                                                                                             1,559,166            1,585,983
             Mortgage-backed securities - U.S. Government backed                               318,148              323,960
             Asset-backed securities                                                           587,344              591,684
        -------------------------------------------------------------------------------------------------------------------
                                                                                            $2,464,658           $2,501,627
        ===================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



The components of unrealized gains on securities available-for-sale, net, were as follows as of each December 31:

                                                                                               2001                  2000
         ==================================================================================================================

         Gross unrealized gains                                                              $ 36,969             $  9,215
         Adjustment to deferred policy acquisition costs                                      (19,363)              (4,369)
         Deferred federal income tax                                                           (6,152)              (1,697)
         -----------------------------------------------------------------------------------------------------------------
                                                                                             $ 11,454             $  3,149
         ==================================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the years ended December 31:

                                                                          2001                2000                 1999
         ==================================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                    $ 28,603             $ 22,622             $(35,128)
           Equity securities                                                (849)              (2,820)              (1,861)
         -----------------------------------------------------------------------------------------------------------------
                                                                        $ 27,754             $ 19,802             $(36,989)
         ==================================================================================================================

         Proceeds from the sale of securities available-for-sale during 2001, 2000 and 1999 were $110,574, $47,537 and $73,864, respectively. During
         2001, gross gains of $3,266 ($376 and $297 in 2000 and 1999, respectively) and gross losses of $207 ($778 and $37 in 2000 and 1999, respectively) were realized on those sales.

         The Company had no investments that were non-income producing for the twelve month periods preceding December 31, 2001 and 2000.

         Real estate is presented at cost less accumulated depreciation of $165 as of December 31, 2001 ($138 as of December 31, 2000). The carrying value of real estate held for disposal totaled $727 as of December 31, 2001, none as of December 31, 2000.

         The recorded investment of mortgage loans on real estate considered to be impaired was $898 as of December 31, 2001 (none as of December 31, 2000), which includes $411 (none as of December 31, 2000) of impaired mortgage loans on real estate for which the related valuation allowance was $77 (none as of December 31, 2000) and $487 (none as of December 31, 2000) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2001, the average recorded investment in impaired mortgage loans on real estate was approximately $180 ($527 in 2000) and interest income recognized on those loans totaled $9 in 2001 (none in 2000) which is equal to interest income recognized using a cash-basis method of income recognition.

         The valuation allowance account for mortgage loans on real estate was $750 for the year ended December 31, 2001, which was unchanged from the previous two years.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         An analysis of investment income by investment type follows for the years ended December 31:

                                                                          2001                2000                   1999
         ====================================================================================================================
         Gross investment income:
           Fixed maturity securities available-for-sale                 $121,017             $ 75,426             $ 66,160
           Mortgage loans on real estate                                  37,633               27,821               23,475
           Real estate                                                       332                  461                  413
           Short-term investments                                          3,405                1,352                1,580
           Derivatives                                                       626                 --                   --
           Other                                                             245                  431                  334
         -----------------------------------------------------------------------------------------------------------------
               Total investment income                                   163,258              105,491               91,962
         Less:
           Investment expenses                                             2,243                1,988                2,040
           Net investment income ceded (note 11)                         144,135               88,771               75,963
         -----------------------------------------------------------------------------------------------------------------
               Net investment income                                    $ 16,880             $ 14,732             $ 13,959
         =================================================================================================================

         An analysis of net realized (losses) gains on investments, hedging instruments and hedged items, by investment type follows for the years ended December 31:

                                                                            2001                2000              1999
         =================================================================================================================

         Realized gains (losses) on sale of fixed maturity securities
            available-for-sale                                          $  3,059             $   (401)            $    260
         Other-than-temporary impairments of fixed maturity securities
            available-for-sale                                            (2,658)                (636)                --
         Real estate                                                          79                  373                 --
         Mortgage loans on real estate                                       383                 (261)                   7
         Derivatives                                                      (1,513)                --                     (2)
         Other                                                               406                1,767                4,943
         -----------------------------------------------------------------------------------------------------------------
         Net realized (losses) gains on investments, hedging instruments
            and hedged items                                            $   (244)            $    842             $  5,208
         =================================================================================================================

         Fixed maturity securities with an amortized cost of $3,435 and $3,420 were on deposit with various regulatory agencies as required by law as of December 31, 2001 and 2000, respectively.

         As of December 31, 2001, the Company had loaned securities with a fair value of $64,047. As of December 31, 2001 the Company held collateral of $64,935. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

(4)      DERIVATIVE FINANCIAL INSTRUMENTS

         QUALITATIVE DISCLOSURE

         Interest Rate Risk Management

         The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

         Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

         Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

         With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

         Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

         In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

         The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce the variable rate income on the investments, thereby creating fixed rate investments.

         Foreign Currency Risk Management

         The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

         Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

         Non-Hedging Derivatives

         From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

         QUANTITATIVE DISCLOSURE

         Fair Value Hedges

         During the year ended December 31, 2001, losses of $1,400 were recognized in net realized losses on investments, hedging instruments and hedged items representing the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

         Cash Flow Hedges

         For the year ended December 31, 2001, the ineffective portion of cash flow hedges was immaterial. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

         The Company does not anticipate reclassifying any losses out of AOCI over the next 12-month period.

         As of December 31, 2001, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. The Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Other Derivative Instruments

         Net realized gains and losses on investments, hedging instruments and hedged items for the year ended December 31, 2001 include a gain of $74 related to other derivative instruments.

         The notional amount of derivative financial instruments outstanding as of December 31, 2001 and 2000 were as follows:


                                                                                              2001                 2000
         =======================================================================================================================

         Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                        $ 10,500             $  6,000
            Pay variable/receive fixed rate swaps hedging investments                          12,400                5,000
            Other                                                                              55,700                1,600

         Cross currency interest rate swaps
             Hedging foreign currency denominated investments                                $  2,000             $  1,420

         Interest rate futures contracts                                                     $ 81,900             $ 18,700

         =====================================================================================================================

(5)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2001 and 2000 were as follows:

                                                                                              2001                  2000
         =====================================================================================================================
         Deferred tax assets:
           Equity securities                                                                 $    128             $   --
           Future policy benefits                                                              10,338                9,874
           Collateral receivable                                                               22,727                 --
           Liabilities in separate accounts                                                    21,368               18,505
           Mortgage loans on real estate and real estate                                          476                  267
         -------------------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                                   55,037               28,646
         -------------------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Deferred policy acquisition costs                                                   13,161               14,963
           Derivatives                                                                            978                 --
           Fixed maturity securities                                                           28,313                4,188
           Equity securities                                                                     --                    297
           Other                                                                               25,946               11,525
         -------------------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                              68,398               30,973
         -------------------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                      $ 13,361             $  2,327
         ===================================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset all future deductible amounts. The Company has determined that valuation allowances are not necessary as of December 31, 2001, 2000 and 1999 based on its analysis of future deductible amounts.

         The Company's current federal income tax liability (asset) was $10,476 and $(3,544) as of December 31, 2001 and 2000, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Federal income tax expense attributable to income before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

                                                                          2001                 2000                1999
        ------------------------------------------------------------------------------------------------------------------

         Currently payable                                              $  1,464             $ (1,434)            $  4,391
         Deferred tax expense                                              6,711                6,146                  180
        ------------------------------------------------------------------------------------------------------------------
                                                                        $  8,175             $  4,712             $  4,571
        ==================================================================================================================

         Total federal income tax expense for the years ended December 31, 2001, 2000 and 1999 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense and cumulative effect of adoption of accounting principles as follows:

                                                                    2001                    2000                         1999
                                                           --------------------     ----------------------     ---------------------
                                                           Amount            %       Amount            %        Amount          %
        ============================================================================================================================

         Computed (expected) tax expense                   $ 9,264         35.0      $ 6,034         35.0      $ 4,822         35.0
         Tax exempt interest and dividends
            received deduction                              (1,158)        (4.4)      (1,324)        (7.7)        (255)        (1.8)
         Other, net                                             69          0.3            2         --              4         --
        ----------------------------------------------------------------------------------------------------------------------------
               Total (effective rate of each year)         $ 8,175         30.9      $ 4,712         27.3      $ 4,571         33.2
        ============================================================================================================================

         Total federal income tax (refunded) paid was $(12,556), $3,970 and $4,053 during the years ended December 31, 2001, 2000 and 1999, respectively. See also note 11.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



(6)      COMPREHENSIVE INCOME (LOSS)

         Comprehensive income (loss) includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income
         (loss) is comprised of unrealized gains (losses) on securities available-for-sale and accumulated net losses on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                                          2001                2000                 1999
        ==================================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                       $ 27,726             $ 18,765             $(36,729)
            Adjustment to deferred policy acquisition costs              (14,994)             (12,083)              18,645
            Related federal income tax (expense) benefit                  (4,456)              (2,339)               6,330
        -------------------------------------------------------------------------------------------------------------------
               Net                                                         8,276                4,343              (11,754)
        -------------------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           (401)               1,037                 (260)
            Related federal income tax expense (benefit)                     140                 (363)                  91
        -------------------------------------------------------------------------------------------------------------------
               Net                                                          (261)                 674                 (169)
        -------------------------------------------------------------------------------------------------------------------

         Other comprehensive income (loss) on securities
            available-for-sale                                             8,015                5,017              (11,923)
        -------------------------------------------------------------------------------------------------------------------

         Accumulated net loss on cash flow hedges:
               Gross                                                        (120)                --                   --
               Related federal income tax benefit                             42                 --                   --
        -------------------------------------------------------------------------------------------------------------------
                 Other comprehensive loss on cash flow hedges                (78)                --                   --
        -------------------------------------------------------------------------------------------------------------------

         Accumulated net gain on transition adjustments:
               Transition adjustment - SFAS 133                               31                 --                   --
               Transition adjustment - EITF 99-20                            665                 --                   --
               Related federal income tax expense                           (244)                --                   --
        -------------------------------------------------------------------------------------------------------------------
                 Other comprehensive gain on transition adjustments          452                 --                   --
        -------------------------------------------------------------------------------------------------------------------
                   Total other comprehensive income (loss)              $  8,389             $  5,017             $(11,923)
        ==================================================================================================================

         Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2001 and, therefore, are not reflected in the table above.

(7)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         In estimating its fair value disclosures, the Company used the following methods and assumptions:

                  FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

                  MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

                  POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

                  SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

                  INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

                  POLICY RESERVES ON LIFE INSURANCE CONTRACTS: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

                  COLLATERAL RECEIVED - SECURITIES LENDING: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

                  COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

                  FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

                  INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         2001                              2000
                                                              --------------------------      ----------------------------
                                                                Carrying     Estimated           Carrying       Estimated
                                                                 amount      fair value           amount        fair value
         =================================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                      $ 2,501,627    $ 2,501,627        $ 1,191,741    $ 1,191,741
               Equity securities                                     --             --                1,828          1,828
             Mortgage loans on real estate, net                   663,458        671,530            380,685        388,396
             Policy loans                                             486            486              1,517          1,517
             Short-term investments                                75,462         75,462             61,194         61,194
           Cash                                                     1,842          1,842               --             --
           Assets held in separate accounts                     2,312,919      2,312,919          2,242,478      2,242,478

         Liabilities:
           Investment contracts                                (3,112,910)    (3,019,705)        (1,616,017)    (1,562,224)
           Policy reserves on life insurance contracts           (158,399)      (156,981)          (149,434)      (149,783)
           Collateral received - securities lending               (64,935)       (64,935)              --             --
           Liabilities related to separate accounts            (2,312,919)    (2,251,782)        (2,242,478)    (2,189,633)

         Derivative financial instruments:
           Interest rate swaps hedging assets                         809            809                703            703
           Cross currency interest rate swaps                         (60)           (60)               128            128
           Futures contracts                                         (390)          (390)              (151)          (151)

(8)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the
         U. S., thus reducing its exposure to any single jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $73,032 extending into 2002 were outstanding as of December 31, 2001. The Company also had $15,000 of commitments to purchase fixed maturity securities outstanding as of December 31, 2001.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLAIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2001, NLAIC's credit risk from these derivative financial instruments was $1,182.

         EQUITY MARKET RISK: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2001, 77% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins, which may require the Company to accelerate the amortization of deferred policy acquisition costs.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. The Company has a diversified portfolio with no more than 24% (29% in 2000) in any geographic area and no more than 2% (1% in 2000) with any one borrower as of December 31, 2001. As of December 31, 2001 29% (27% in 2000) of the carrying value of the Company's commercial mortgage loan portfolio financed office building properties.

         SIGNIFICANT BUSINESS CONCENTRATIONS: As of December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it vulnerable to an event which could cause a severe impact to the Company's financial position.

         COLLATERAL - SECURITIES LENDING: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

(9)      PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension costs charged to operations by the Company during the years ended December 31, 2001, 2000 and 1999 were $237, $77 and $127, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2001 and 2000 was $1,185 and $1,090, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2001, 2000 and 1999 was $143, $132 and $177, respectively.

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2001 and 2000 follows:

                                                                        Pension Benefits            Postretirement Benefits
                                                                 ---------------------------    ---------------------------
                                                                     2001            2000            2001           2000
        ===================================================================================================================

         Change in benefit obligation:
         Benefit obligation at beginning of year                  $ 1,981,700    $ 1,811,400    $   276,400    $   239,800
         Service cost                                                  89,300         81,400         12,600         12,200
         Interest cost                                                129,100        125,300         21,400         18,700
         Participant contributions                                       --             --            3,300          2,900
         Plan amendment                                                27,700           --              200           --
         Actuarial (gain) loss                                         (5,800)        34,800         20,200         16,100
         Benefits paid                                                (89,800)       (71,200)       (20,100)       (13,300)
        ------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                          2,132,200      1,981,700        314,000        276,400
        ------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year             2,337,100      2,247,600        119,400         91,300
         Actual return (loss) on plan assets                          (46,600)       140,900           (200)        12,200
         Employer contribution                                           --             --           17,300         26,300
         Participant contributions                                       --             --            3,300          2,900
         Plan curtailment                                                --           19,800           --             --
         Benefits paid                                                (89,800)       (71,200)       (20,100)       (13,300)
        ------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                   2,200,700      2,337,100        119,700        119,400
        ------------------------------------------------------------------------------------------------------------------

         Funded status                                                 68,500        355,400       (194,300)      (157,000)
         Unrecognized prior service cost                               49,500         25,000            200           --
         Unrecognized net gains                                       (79,300)      (311,700)        (4,000)       (34,100)
         Unrecognized net (asset) obligation at transition             (5,100)        (6,400)           800          1,000
        ------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                           $    33,600    $    62,300    $  (197,300)   $  (190,100)
        ===================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                                  Pension Benefits      Postretirement Benefits
                                                                              ---------------------     -----------------------
                                                                               2001          2000         2001        2000
         ======================================================================================================================

         Weighted average discount rate                                         6.50%       6.75%        7.25%        7.50%
         Rate of increase in future compensation levels                         4.75%       5.00%        --           --
         Assumed health care cost trend rate:
              Initial rate                                                      --          --          11.00%       11.00%
              Ultimate rate                                                     --          --           5.50%        5.50%
              Declining period                                                  --          --          4 Years      4 Years
         ----------------------------------------------------------------------------------------------------------------------

         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                                                  2001             2000             1999
         ======================================================================================================================

         Service cost (benefits earned during the period)                      $  89,300        $  81,400        $  80,000
         Interest cost on projected benefit obligation                           129,100          125,300          109,900
         Expected return on plan assets                                         (183,800)        (184,500)        (160,300)
         Recognized gains                                                         (7,800)         (11,800)          (9,100)
         Amortization of prior service cost                                        3,200            3,200            3,200
         Amortization of unrecognized transition asset                            (1,300)          (1,300)          (1,400)
         ----------------------------------------------------------------------------------------------------------------------
                                                                               $  28,700        $  12,300        $  22,300
         ======================================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the pension plan resulting in a curtailment gain of $67,100. During 1999, the pension plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32,900. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19,800.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                      2001           2000           1999
         =======================================================================================================================

         Weighted average discount rate                                               6.75%          7.00%          6.08%
         Rate of increase in future compensation levels                               5.00%          5.25%          4.33%
         Expected long-term rate of return on plan assets                             8.00%          8.25%          7.33%
        -----------------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                                              2001             2000            1999
         =======================================================================================================================
         Service cost (benefits attributed to employee service
            during the year)                                                $ 12,600        $ 12,200        $ 14,200
         Interest cost on accumulated postretirement benefit
            obligation                                                        21,400          18,700          17,600
         Expected return on plan assets                                       (9,600)         (7,900)         (4,800)
         Amortization of unrecognized transition obligation of
            affiliates                                                           600             600             600
         Net amortization and deferral                                          (400)         (1,300)           (500)
        -----------------------------------------------------------------------------------------------------------------------
                                                                            $ 24,600        $ 22,300        $ 27,100
        =======================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2001, 2000 and 1999 were as follows:

                                                                                            2001         2000          1999
         ===================================================================================================================
         Discount rate                                                                     7.50%         7.80%         6.65%
         Long-term rate of return on plan assets, net of tax in 1999                       8.00%         8.30%         7.15%
         Assumed health care cost trend rate:
               Initial rate                                                               11.00%        13.00%        15.00%
               Ultimate rate                                                               5.50%         5.50%         5.50%
               Declining period                                                           4 Years       5 Years       6 Years
         --------------------------------------------------------------------------------------------------------------------

         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2001 and on the NPPBC for the year ended December 31, 2001 was not calculated.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for all periods presented herein.

         The statutory capital and surplus of the Company as reported to regulatory authorities as of December 31, 2001, 2000 and 1999 was $122,926, $67,769 and $63,275, respectively. The statutory net loss of the Company as reported to regulatory authorities for the years ended December 31, 2001, 2000 and 1999 was $(19,201), $(6,150) and $(305),
         respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLAIC. The resulting change to the Company's January 1, 2001 surplus was an increase of approximately $3,674. The significant change for NLAIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2001, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $12,293.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(11)     RELATED PARTY TRANSACTIONS

         The Company received capital contributions from NLIC in the amount of $75,000 and $25,000 during 2001 and 2000, respectively.

         The Company files a consolidated federal tax return with NMIC, as described in note 2(g). Total payments (from) to NMIC were $(12,556), $3,970, and $4,053 for the years ended December 31, 2001, 2000, and 1999, respectively.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2001, 2000 and 1999, the Company made lease payments to NMIC and its subsidiaries of $625, $441 and $660, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2001, 2000 and 1999, the Company made payments to NMIC and Nationwide Services Company totaling $4,662, $4,704 and $5,150, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company is a party to an intercompany reinsurance agreement with NLIC whereby certain fixed individual deferred annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain in-force until all contract obligations are settled. Amounts ceded to NLIC in 2001 are included in NLIC's results of operations for 2001 and include premiums of $1,594,098 ($432,803 and $258,468 in 2000 and 1999,
         respectively), net investment income of $144,135 ($88,771 and $75,963 in 2000 and 1999, respectively) and benefits, claims and other expenses of $1,766,874 ($524,715 and $319,240 in 2000 and 1999, respectively).

         During 1999, the Company entered into an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract was ceded on a 100% coinsurance basis. Amounts ceded to NLIC include premiums of $87,696 in 1999 (none in 2000 and 2001) and expenses of $195, $185 and
         $3,150 during 2001, 2000 and 1999, respectively. Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $102,472 and $96,892 as of December 31, 2001 and 2000, respectively.

         The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. During 2001, the most the Company had outstanding at any given time was $26,700 and the Company incurred interest expense on intercompany repurchase agreements of $18 for 2001. Transactions under the agreements during 2000 and 1999 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $2,080 and $56,332 as of December 31, 2001 and 2000, respectively, and are included in short-term investments on the accompanying balance sheets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued




(12)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. The Company intends to defend this lawsuit vigorously.

         There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(13)     SEGMENT INFORMATION

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports two product segments:
         Individual Annuity and Life Insurance.

         The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

         The Life Insurance segment consists of investment life products, including both individual variable life and COLI products, and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the two product segments and unallocated expenses. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2001, 2000 and 1999.

                                                             Individual          Life
                                                               Annuity        Insurance       Corporate           Total
        ==================================================================================================================

         2001:
         Net investment income                             $    11,864      $     4,310      $       706       $    16,880
         Other operating revenue                                33,064           20,418             --              53,482
        ------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          44,928           24,728              706            70,362
        ------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                     2,027            3,087             --               5,114
         Amortization of deferred policy
            acquisition costs                                    9,833            1,424             --              11,257
         Other benefits and expenses                            14,436           12,286              557            27,279
        ------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                         26,296           16,797              557            43,650
        ------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax expense(1)                       18,632            7,931              149            26,712
         Net realized losses on investments,
            hedging instruments and hedged
            items                                                 --               --               (244)             (244)
        ------------------------------------------------------------------------------------------------------------------
         Income (loss) before federal
            income tax expense and
            cumulative effect of adoption of
            accounting principles                          $    18,632      $     7,931      $       (95)      $    26,468
        ==================================================================================================================

         Assets as of year end                             $ 5,103,294      $   631,201      $   210,202       $ 5,944,697
        ==================================================================================================================

        -----------------
         (1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



                                                              Individual          Life
                                                                Annuity        Insurance         Corporate         Total
        ===================================================================================================================

         2000:
         Net investment income                              $     5,349       $     2,831      $     6,552      $    14,732
         Other operating revenue                                 35,650            22,568             --             58,218
        -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                           40,999            25,399            6,552           72,950
        -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                      8,078             3,019             --             11,097
         Amortization of deferred policy
            acquisition costs                                     9,189               704             --              9,893
         Other benefits and expenses                             22,098            13,465             --             35,563
        -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                          39,365            17,188             --             56,553
        -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax expense(1)                         1,634             8,211            6,552           16,397
         Net realized gains on investments,
            hedging instruments and hedged
            items                                                  --                --                842              842
        -------------------------------------------------------------------------------------------------------------------
         Income before federal income tax
           expense and cumulative effect of
           adoption of accounting principles                $     1,634       $     8,211      $     7,394      $    17,239
        ===================================================================================================================

         Assets as of year end                              $ 3,573,040       $   548,240      $    52,954      $ 4,174,234
        ===================================================================================================================

         1999:
         Net investment income                              $     6,246       $     1,596      $     6,117      $    13,959
         Other operating revenue                                 29,497            16,647             --             46,144
        -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                           35,743            18,243            6,117           60,103
        -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                      6,561             1,987             --              8,548
         Amortization of deferred policy
            acquisition costs                                     8,649             4,943             --             13,592
         Other benefits and expenses                             20,971             8,424             --             29,395
        -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                          36,181            15,354             --             51,535
        -------------------------------------------------------------------------------------------------------------------
         Operating (loss) income before
            federal income tax expense(1)                          (438)            2,889            6,117            8,568
         Net realized gains on investments,
            hedging instruments and hedged
            items                                                  --                --              5,208            5,208
        -------------------------------------------------------------------------------------------------------------------
         (Loss) income before federal
           income tax expense and
           cumulative effect of adoption of
           accounting principles                            $      (438)      $     2,889      $    11,325      $    13,776
        ===================================================================================================================

         Assets as of year end                              $ 3,309,810       $   382,388      $    70,265      $ 3,762,463
        ===================================================================================================================

------------------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.




The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.